United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-7141

(Investment Company Act File Number)

Federated World Investment Series, Inc.

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/17

Date of Reporting Period: Six months ended 05/31/17

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
May 31, 2017
Share Class	Ticker
A	IHIAX
B	IHIBX
C	IHICX
Institutional	EMDIX

Federated Emerging Market Debt Fund
Fund Established 1996

A Portfolio of Federated World Investment Series, Inc.

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from December 1, 2016 through May 31, 2017. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At May 31, 2017, the Fund's issuer country exposure composition was as follows:
Country	Exposure as a Percentage of Total Net Assets[1]
Brazil	17.7%
China	7.9%
Turkey	7.8%
Russia	7.7%
Argentina	7.6%
Mexico	6.9%
Indonesia	3.8%
South Africa	2.2%
Venezuela	2.2%
Peru	2.0%
Egypt	2.0%
Kazakhstan	1.8%
Ukraine	1.5%
India	1.5%
Colombia	1.4%
United Arab Emirates	1.3%
United States	1.2%
Zambia	1.2%
Other[2]	19.3%
Cash Equivalents[3]	4.3%
Derivative Contracts[4]	0.0%[5]
Other Assets and Liabilities—Net[6]	(1.3)%
TOTAL	100.0%
Semi-Annual Shareholder Report

1	This table depicts the Fund's exposure to various countries through its investment in foreign fixed-income securities, along with the Fund's holdings of cash equivalents and other assets and liabilities. With respect to foreign corporate fixed-income securities, country allocations are based primarily on the country in which the issuing company (the “Issuer”) has registered the security. However, the Fund's Adviser may allocate the Issuer to a country based on other factors such as the location of the Issuer's head office, the jurisdiction of the Issuer's incorporation, the location of the principal trading market for the Issuer's securities or the country from which a majority of the Issuer's revenue is derived.
2	For purposes of this table, issuer country exposure which constitutes less than 1.00% of the Fund's total net assets have been aggregated under the designation of “Other.”
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements. This does not include cash held in the Fund that is denominated in foreign currencies. See the Statement of Assets and Liabilities for information regarding the Fund's foreign cash position.
4	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
5	Less than 0.01%.
6	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
May 31, 2017 (unaudited)
Principal, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—50.9%
		Airport—0.3%
$200,000	[1,2]	Mexico City Airport Trust, Sec. Fac. Bond, Series 144A, 5.50%, 10/31/2046	$202,200
		Banking—11.9%
150,000	[1,2]	Aeropuertos Argentina 2000 S.A., Sec. Fac. Bond, Series 144A, 6.875%, 2/1/2027	156,375
100,000	[1,2]	Arcos Dorados Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 4/4/2027	100,600
200,000	[1,2]	Banco Bradesco SA, Sub., Series 144A, 6.75%, 9/29/2019	214,520
100,000		Banco do Brasil S.A., Jr. Sub. Note, Series REGS, 8.50%, 10/29/2049	109,700
ARS 4,600,000		Banco Hipotecario SA, Sr. Unsecd. Note, Series REGS, 21.354%, 1/12/2020	295,820
$150,000	[1,2]	Banco Inbursa SA Institucion de Banca Multiple, Sr. Unsecd. Note, Series 144A, 4.375%, 4/11/2027	148,688
ARS 5,000,000	[1,2]	Banco Macro SA, Sr. Unsecd. Note, Series 144A, 17.50%, 5/8/2022	307,406
$200,000	[1,2]	Banco Mercantil Del Nort, Jr. Sub. Note, Series 144A, 5.75%, 10/4/2031	200,000
215,000		Bank of China Ltd., Sub. Note, Series REGS, 5.00%, 11/13/2024	230,879
200,000	[1,2]	BBVA Bancomer SA Mexico, Jr. Sub. Note, Series 144A, 5.35%, 11/12/2029	201,500
150,000		BBVA Bancomer SA Texas, Sub. Note, Series REGS, 6.50%, 3/10/2021	165,938
150,000		Caixa Economica Federal, Series REGS, 4.25%, 5/13/2019	152,205
200,000		China Construction Bank Corp., Sub., Series EMTN, 4.25%, 8/20/2024	205,218
72,000	[1,2]	Compania General de Combustibles SA, Sr. Unsecd. Note, Series 144A, 9.50%, 11/7/2021	77,040
300,000	[1,2]	Credit Bank of Moscow Via CBOM Finance PLC, Sub. Note, Series 144A, 7.50%, 10/5/2027	305,523
200,000		DBS Group Holdings Ltd., Jr. Sub. Note, Series GMTN, 3.60%, 12/29/2049	198,680
300,000		Export-Import Bank of India, Sr. Unsecd. Note, Series EMTN, 3.875%, 10/2/2019	308,696
200,000	[1,2]	Finansbank AS, Sr. Unsecd. Note, Series 144A, 4.875%, 5/19/2022	201,374
200,000	[1,2]	Global Bank Corp., Sr. Unsecd. Note, Series 144A, 4.50%, 10/20/2021	202,200
200,000		GTB Finance BV, Series REGS, 6.00%, 11/8/2018	205,258
Semi-Annual Shareholder Report

Principal, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Banking—continued
$300,000	[1,2]	Hazine Mustesarligi Varlik Kiralama A.S., Sr. Unsecd. Note, Series 144A, 5.004%, 4/6/2023	$307,492
200,000		Industrial and Commercial Bank of China, Ltd., Series REGS, 4.875%, 9/21/2025	212,799
200,000		Itau Unibanco Holding SA, Sub., Series REGS, 6.20%, 12/21/2021	215,500
200,000	[1,2]	MTN Mauritius Investment Ltd., Sr. Unsecd. Note, Series 144A, 5.373%, 2/13/2022	206,693
200,000	[1,2]	Pampa Energia SA, Sr. Unsecd. Note, Series 144A, 7.50%, 1/24/2027	211,700
200,000		Sberbank of Russia, Series REGS, 5.125%, 10/29/2022	210,000
200,000	[1,2]	Sberbank of Russia, Sub. Note, Series 144A, 5.50%, 2/26/2024	206,214
200,000	[1,2]	Sinopec Group Overseas Development 2016 Ltd., Sr. Unsecd. Note, Series 144A, 2.00%, 9/29/2021	194,808
200,000		Tengizchevroil Finance Co. International Ltd., Sec. Fac. Bond, Series REGS, 4.00%, 8/15/2026	195,450
200,000	[1,2]	Turkiye Garanti Bankasi AS, Sr. Unsecd. Note, Series 144A, 5.875%, 3/16/2023	208,665
200,000		Turkiye Is Bankasi (Isbank), Series REGS, 5.50%, 4/21/2019	206,669
230,000	[1,2]	Turkiye Vakiflar Bankasi T.A.O., Sr. Unsecd. Note, Series 144A, 5.50%, 10/27/2021	232,882
200,000		VTB Bank OJSC, Series REGS, 9.50%, 12/29/2049	224,901
300,000		Wanda Properties International Co., Sr. Unsecd. Note, 7.25%, 1/29/2024	334,894
200,000	[1,2]	Zenith Bank Ltd., Sr. Unsecd. Note, Series 144A, 7.375%, 5/30/2022	202,000
		TOTAL	7,358,287
		Beverage & Tobacco—0.2%
100,000		Corp Lindley SA, Sr. Unsecd. Note, Series REGS, 4.625%, 4/12/2023	104,272
		Building Materials—0.4%
200,000		Cemex S.A.B de C.V., Series REGS, 7.75%, 4/16/2026	227,600
		Cable & Wireless Television—0.3%
200,000		Vtr Finance Bv, Series REGS, 6.875%, 1/15/2024	213,250
		Chemicals & Plastics—1.9%
200,000		Braskem Finance Ltd., Series REGS, 5.75%, 4/15/2021	209,760
200,000		Groupe Office Cherifien des Phosphates SA, Sr. Unsecd. Note, Series REGS, 6.875%, 4/25/2044	224,375
200,000	[1,2]	Phosagro OAO via Phosagro Bond Funding DAC, Sr. Unsecd. Note, Series 144A, 3.95%, 11/3/2021	202,378
Semi-Annual Shareholder Report

Principal, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Chemicals & Plastics—continued
$500,000		Sinochem Overseas Capital Co. Ltd., Company Guarantee, Series REGS, 4.50%, 11/12/2020	$528,290
		TOTAL	1,164,803
		Consumer Products—0.3%
100,000		Controladora Mabe S.A. de C.V., Sr. Unsecd. Note, Series REGS, 7.875%, 10/28/2019	109,875
90,000		Mastellone Hermanos SA, Sr. Unsecd. Note, Series REGS, 12.625%, 7/3/2021	102,038
		TOTAL	211,913
		Finance—2.6%
200,000	[1,2]	Corp Financi De Desarrol, Sr. Unsecd. Note, Series 144A, 4.75%, 7/15/2025	214,000
200,000	[1,2]	Corp Financi De Desarrol, Sub. Note, Series 144A, 5.25%, 7/15/2029	209,600
200,000	[1,2]	Four Finance SA, Sr. Unsecd. Note, Series 144A, 10.75%, 5/1/2022	202,000
200,000		Gazprombk (GPB Finance), Sub. Note, 7.875%, 4/29/2049	206,273
200,000		MAF Global Securities, Jr. Sub. Note, 5.50%, 9/7/2065	203,326
200,000		Sukuk Funding Number 3 Ltd., 4.348%, 12/3/2018	206,387
150,000	[1,2]	SURA Asset Management SA, Sr. Unsecd. Note, Series 144A, 4.375%, 4/11/2027	150,892
200,000	[1,2]	Unifin Finaciera, S.A.B. de C.V. S.O.F.O.M. E.N.R, Sr. Unsecd. Note, Series 144A, 7.00%, 1/15/2025	199,000
		TOTAL	1,591,478
		Financial Intermediaries—0.7%
200,000		Huarong Finance II Co. Ltd., Sr. Unsecd. Note, Series EMTN, 3.25%, 6/3/2021	198,918
200,000	[1,2]	Trust F/1401, Sr. Unsecd. Note, Series 144A, 6.95%, 1/30/2044	210,000
		TOTAL	408,918
		Food Products—1.5%
100,000	[1,2]	BFF International Ltd., Sr. Unsecd. Note, Series 144A, 7.25%, 1/28/2020	108,000
400,000	[1,2]	Cosan Luxembourg SA, Sr. Unsecd. Note, Series 144A, 7.00%, 1/20/2027	417,000
200,000	[1,2]	MHP SA, Sr. Unsecd. Note, Series 144A, 7.75%, 5/10/2024	202,535
200,000		Sigma Alimentos SA, Sr. Unsecd. Note, Series REGS, 4.125%, 5/2/2026	200,800
		TOTAL	928,335
Semi-Annual Shareholder Report

Principal, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Government Agency—0.5%
$200,000	[1,2]	Banco Nacional de Desenvolvimento Economico e Social, Sr. Unsecd. Note, Series 144A, 4.75%, 5/9/2024	$196,840
100,000		Banco Nacional de Desenvolvimento Economico e Social, Sr. Unsecd. Note, Series REGS, 6.50%, 6/10/2019	105,900
		TOTAL	302,740
		Home Products & Furnishings—0.3%
200,000		Arcelik AS, Sr. Unsecd. Note, Series REGS, 5.00%, 4/3/2023	202,746
		Metals & Mining—4.2%
200,000	[1,2]	Codelco, Inc., Sr. Unsecd. Note, Series 144A, 6.15%, 10/24/2036	239,088
100,000	[1,2]	CSN Islands XII Corp., Sr. Unsecd. Note, Series 144A, 7.00%, 9/29/2049	63,000
200,000	[1,2]	Evraz Group SA, Sr. Unsecd. Note, Series 144A, 5.375%, 3/20/2023	201,600
200,000		Evraz Group SA, Sr. Unsecd. Note, Series REGS, 6.50%, 4/22/2020	213,344
200,000		Fresnillo PLC, Series REGS, 5.50%, 11/13/2023	220,250
100,000	[1,2]	Gerdau S.A., Company Guarantee, Series 144A, 5.75%, 1/30/2021	104,905
200,000		JSW Steel Ltd., Sr. Unsecd. Note, 5.25%, 4/13/2022	201,800
200,000	[1,2]	Metalloinvest Finance DAC, Sr. Unsecd. Note, Series 144A, 4.85%, 5/2/2024	200,497
200,000		Minmetals Bounteous Finance BVI Ltd., Sr. Unsecd. Note, 4.20%, 7/27/2026	205,697
200,000		MMC Norlisk Nick Via MMC, Sr. Unsecd. Note, Series REGS, 6.625%, 10/14/2022	226,067
200,000		Noble Group Ltd. , Jr. Sub. Deb., 6.00%, 6/24/2049	38,000
120,000		Southern Copper Corp., Sr. Unsecd. Note, 5.875%, 4/23/2045	126,365
110,000		Vale Overseas Ltd., 6.875%, 11/21/2036	118,800
80,000		Vale Overseas Ltd., Sr. Unsecd. Note, 5.875%, 6/10/2021	86,316
100,000		Vale Overseas Ltd., Sr. Unsecd. Note, 8.25%, 1/17/2034	120,570
200,000		Vedanta Resources PLC, Sr. Unsecd. Note, Series REGS, 7.125%, 5/31/2023	205,750
		TOTAL	2,572,049
		Oil & Gas—10.6%
487,918	[3,4,5,6]	Afren PLC, Series REGS, 11.50%, 2/1/2016	0
300,000	[1,2]	Africa Finance Corp., Sr. Unsecd. Note, Series 144A, 4.375%, 4/29/2020	310,686
300,000		CNOOC Finance 2014 ULC, 4.25%, 4/30/2024	316,847
200,000		Ecopetrol SA, Sr. Unsecd. Note, 5.875%, 5/28/2045	184,750
200,000		Equate Petrochemical BV, Sr. Unsecd. Note, Series REGS, 4.25%, 11/3/2026	204,012
Semi-Annual Shareholder Report

Principal, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Oil & Gas—continued
$200,000		Gaz Capital SA, Sr. Unsecd. Note, Series REGS, 4.95%, 2/6/2028	$206,605
200,000	[1,2]	KazMunayGas National Co JSC, Sr. Unsecd. Note, Series 144A, 4.75%, 4/19/2027	202,530
200,000	[1,2]	KazMunayGas National Co JSC, Sr. Unsecd. Note, Series 144A, 5.75%, 4/19/2047	196,280
200,000		Lukoil International Finance BV, Series REGS, 4.563%, 4/24/2023	206,408
250,000		Pertamina Persero PT, Sr. Unsecd. Note, Series REGS, 5.625%, 5/20/2043	265,523
300,000	[1,2]	Pertamina PT, Series 144A, 4.30%, 5/20/2023	311,970
200,000		Perusahaan Gas Negara PT, Sr. Unsecd. Note, Series REGS, 5.125%, 5/16/2024	215,531
100,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 6.125%, 1/17/2022	104,050
100,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 8.75%, 5/23/2026	116,625
300,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 7.375%, 1/17/2027	322,350
100,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 6.85%, 6/5/2115	89,050
60,000		Petrobras International Finance Co., 6.875%, 1/20/2040	57,570
100,000		Petroleos de Venezuela, SA, 5.50%, 4/12/2037	38,750
1,660,000		Petroleos de Venezuela, SA, Unsecd. Note, Series REGS, 6.00%, 5/16/2024	659,684
200,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.875%, 8/4/2026	224,790
400,000		Petroleos Mexicanos, Sr. Unsecd. Note, 5.625%, 1/23/2046	362,300
140,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.75%, 9/21/2047	144,340
100,000		Petroleum Co. of Trinidad and Tobago Ltd., Sr. Unsecd. Note, Series REGS, 9.75%, 8/14/2019	106,750
200,000		PTT Exploration and Production Public Co., Sub. Note, Series REGS, 4.875%, 12/29/2049	205,558
200,000		Puma International Financing SA, Series REGS, 6.75%, 2/1/2021	207,532
200,000	[1,2]	Rosneft Oil Co., Series 144A, 4.199%, 3/6/2022	202,229
200,000	[1,2]	Saka Energi Indonesia PT, Sr. Unsecd. Note, Series 144A, 4.45%, 5/5/2024	200,469
200,000		Sinopec Group Overseas Development 2015 Ltd., Sr. Unsecd. Note, Series REGS, 3.25%, 4/28/2025	198,466
200,000	[1,2]	Southern Gas Corridor CJSC, Unsecd. Note, Series 144A, 6.875%, 3/24/2026	221,433
200,000	[1,2]	Transport de Gas Peru, Series 144A, 4.25%, 4/30/2028	207,250
250,000	[1,2]	Ultrapar International SA, Sr. Unsecd. Note, Series 144A, 5.25%, 10/6/2026	250,625
		TOTAL	6,540,963
Semi-Annual Shareholder Report

Principal, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Real Estate—2.2%
$300,000		China Overseas Finance Cayman V Ltd., Sr. Unsecd. Note, Series A, 3.95%, 11/15/2022	$311,330
200,000		Country Garden Holdings Co., Sr. Unsecd. Note, 7.50%, 3/9/2020	212,746
200,000		Emaar Sukuk Ltd., Sr. Unsecd. Note, Series EMTN, 3.635%, 9/15/2026	193,796
140,000		Franshion Brilliant Ltd., 5.75%, 3/19/2019	146,855
300,000		Franshion Brilliant Ltd., Sub. Note, 5.75%, 12/29/2049	311,336
200,000		Yanlord Land Group Ltd., Sr. Unsecd. Note, 5.875%, 1/23/2022	210,479
		TOTAL	1,386,542
		Retailers—1.0%
200,000		Golden Eagle Retail Group Ltd., Sr. Unsecd. Note, Series REGS, 4.625%, 5/21/2023	188,000
100,000	[1,2]	InRetail Consumer, Sr. Unsecd. Note, Series 144A, 5.25%, 10/10/2021	104,500
300,000		JD.com, Inc., Sr. Unsecd. Note, 3.875%, 4/29/2026	299,181
		TOTAL	591,681
		Sovereign—1.0%
200,000		Kazakhstan Temir Zholy, Sr. Unsecd. Note, Series REGS, 6.95%, 7/10/2042	218,664
200,000	[1,2]	KSA Sukuk Ltd., Sr. Unsecd. Note, Series 144A, 2.894%, 4/20/2022	200,520
200,000	[1,2]	KSA Sukuk Ltd., Sr. Unsecd. Note, Series 144A, 3.628%, 4/20/2027	203,489
		TOTAL	622,673
		State/Provincial—4.3%
1,085,000	[1,2]	Buenos Aires, City of, Sr. Unsecd. Note, Series 144A, 8.95%, 2/19/2021	1,222,925
250,000	[1,2]	Province of Santa Fe, Sr. Unsecd. Note, Series 144A, 7.00%, 3/23/2023	261,535
150,000	[1,2]	Province of Santa Fe, Sr. Unsecd. Note, Series 144A, 6.90%, 11/1/2027	151,547
400,000		Provincia De Buenos Aires, Series REGS, 10.875%, 1/26/2021	458,000
400,000	[1,2]	Provincia De Buenos Aires, Sr. Unsecd. Note, Series 144A, 7.875%, 6/15/2027	420,656
150,000	[1,2]	Provincia De Cordoba, Sr. Unsecd. Note, Series 144A, 7.45%, 9/1/2024	157,456
		TOTAL	2,672,119
		Steel—0.3%
200,000	[1,2]	OJSC Novo (Steel Funding), Sr. Unsecd. Note, Series 144A, 4.50%, 6/15/2023	204,082
Semi-Annual Shareholder Report

Principal, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Technology Services—0.5%
$300,000		Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.60%, 11/28/2024	$308,129
		Telecommunications & Cellular—1.9%
200,000		Comcel Trust, Series REGS, 6.875%, 2/6/2024	213,980
300,000	[1,2]	HTA Group Ltd., Sr. Unsecd. Note, Series 144A, 9.125%, 3/8/2022	309,060
200,000		Proven Honour Capital, Sr. Unsecd. Note, 4.125%, 5/19/2025	205,533
200,000		Sistema JSFC, Series REGS, 6.95%, 5/17/2019	203,355
200,000		Vimpelcom, Series REGS, 7.504%, 3/1/2022	231,188
		TOTAL	1,163,116
		Transportation—0.7%
200,000	[1,2]	Adani Ports and Special, Sr. Unsecd. Note, Series 144A, 3.95%, 1/19/2022	203,826
200,000		Adani Ports and Special, Sr. Unsecd. Note, Series REGS, 3.50%, 7/29/2020	201,852
		TOTAL	405,678
		Utilities—3.3%
200,000		Abu Dhabi National Energy Co. PJSC, Sr. Unsecd. Note, Series REGS, 4.375%, 6/22/2026	206,770
150,000	[1,2]	AES Argentina Generacion SA, Sr. Unsecd. Note, Series 144A, 7.75%, 2/2/2024	156,975
180,000	[1,2]	Capex S.A., Sr. Unsecd. Note, Series 144A, 6.875%, 5/15/2024	181,800
200,000		China Oil & Gas Group Ltd., Sr. Unsecd. Note, 5.00%, 5/7/2020	206,000
100,000		Enersis Americas SA, Sr. Unsecd. Note, 4.00%, 10/25/2026	100,500
500,000		Eskom Holdings Ltd., Sr. Unsecd. Note, Series REGS, 5.75%, 1/26/2021	510,412
200,000		Indo Energy Finance II, Series REGS, 6.375%, 1/24/2023	185,787
275,000		Inkia Energy Ltd., Series REGS, 8.375%, 4/4/2021	286,344
200,000	[1,2]	State Grid Overseas Investment 2016 Ltd., Series 144A, 3.50%, 5/4/2027	200,739
		TOTAL	2,035,327
		TOTAL CORPORATE BONDS (IDENTIFIED COST $31,324,942)	31,418,901
		FOREIGN GOVERNMENTS/AGENCIES—44.9%
		Sovereign—44.9%
200,000		Angola, Government of, Sr. Unsecd. Note, 9.50%, 11/12/2025	214,440
225,000		Argentina, Government of, Sr. Unsecd. Note, 5.625%, 1/26/2022	234,000
225,000		Argentina, Government of, Sr. Unsecd. Note, 6.875%, 1/26/2027	238,950
200,000	[1,2]	Armenia, Government of, Unsecd. Note, Series 144A, 7.15%, 3/26/2025	218,844
Semi-Annual Shareholder Report

Principal, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$200,000		Bahrain, Government of, Unsecd. Note, 6.00%, 9/19/2044	$175,819
50,000		Belize, Government of, 5.00%, 2/20/2034	30,536
300,000		Brazil, Government of, 4.25%, 1/7/2025	296,400
BRL 8,750,000		Brazil, Government of, Series F, 10.00%, 1/1/2021	2,797,683
$13,900,000		Brazil, Government of, Series F, 10.00%, 1/1/2025	4,326,622
200,000		Brazil, Government of, Sr. Unsecd. Note, 6.00%, 4/7/2026	217,400
300,000		Brazil, Government of, Sr. Unsecd. Note, 5.00%, 1/27/2045	266,250
250,000	[1,2]	Cameroon, Government of, Sr. Unsecd. Note, Series 144A, 9.50%, 11/19/2025	296,718
300,000		Colombia, Government of, Sr. Unsecd. Note, 4.50%, 1/28/2026	319,500
200,000		Colombia, Government of, Sr. Unsecd. Note, 3.875%, 4/25/2027	202,000
300,000		Costa Rica, Government of, 4.375%, 4/30/2025	290,250
200,000		Dominican Republic, Government of, Sr. Unsecd. Note, 5.50%, 1/27/2025	206,500
200,000	[1,2]	Dominican Republic, Government of, Sr. Unsecd. Note, Series 144A, 6.85%, 1/27/2045	211,780
200,000	[1,2]	Ecuador, Government of, Series 144A, 7.95%, 6/20/2024	189,000
200,000		Egypt, Government of, Note, 5.75%, 4/29/2020	206,046
200,000	[1,2]	Egypt, Government of, Sr. Unsecd. Note, Series 144A, 6.125%, 1/31/2022	205,500
200,000	[1,2]	Egypt, Government of, Sr. Unsecd. Note, Series 144A, 8.50%, 1/31/2047	214,016
EGP 12,000,000		Egypt, Government of, Unsecd. Note, 0.00%, 10/3/2017	620,991
$150,000		El Salvador, Government of, 7.625%, 2/1/2041	138,000
60,000		El Salvador, Government of, Sr. Unsecd. Note, 5.875%, 1/30/2025	53,400
50,000	[1,2]	El Salvador, Government of, Sr. Unsecd. Note, Series 144A, 8.625%, 2/28/2029	51,625
200,000		Ethiopia, Government of, Sr. Unsecd. Note, 6.625%, 12/11/2024	200,842
200,000		Gabon, Government of, 6.375%, 12/12/2024	198,500
300,000		Georgia, Government of, Bond, 6.875%, 4/12/2021	333,000
300,000		Ghana, Government of, 7.875%, 8/7/2023	306,000
200,000		Ghana, Government of, Sr. Unsecd. Note, 9.25%, 9/15/2022	217,060
150,000	[1,2]	Honduras, Government of, Sr. Unsecd. Note, Series 144A, 6.25%, 1/19/2027	155,752
200,000		Indonesia, Government of, Sr. Unsecd. Note, 4.75%, 1/8/2026	215,205
200,000		Indonesia, Government of, Sr. Unsecd. Note, 5.25%, 1/17/2042	218,330
200,000	[1,2]	Indonesia, Government of, Sr. Unsecd. Note, Series 144A, 3.40%, 3/29/2022	201,400
Semi-Annual Shareholder Report

Principal, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$300,000	[1,2]	Indonesia, Government of, Sr. Unsecd. Note, Series 144A, 4.55%, 3/29/2026	$314,640
200,000	[1,2]	Indonesia, Government of, Sr. Unsecd. Note, Series 144A, 4.15%, 3/29/2027	204,250
250,000		Iraq, Government of, Bond, 5.80%, 1/15/2028	229,476
294,000		Ivory Coast, Government of, Sr. Unsecd. Note, 5.75%, 12/31/2032	284,445
300,000		Kazakhstan, Government of, 4.875%, 10/14/2044	297,792
300,000	[1,2]	Kenya, Government of, Series 144A, 6.875%, 6/24/2024	308,685
200,000	[1,2]	Kuwait, Government of, Sr. Unsecd. Note, Series 144A, 3.50%, 3/20/2027	205,470
200,000		Lebanon, Government of, Sr. Unsecd. Note, 5.45%, 11/28/2019	201,606
200,000		Lebanon, Government of, Sr. Unsecd. Note, 6.25%, 11/4/2024	199,483
200,000		Mexico, Government of, 4.00%, 10/2/2023	209,000
300,000		Mexico, Government of, 4.75%, 3/8/2044	297,450
MXN 13,500,000		Mexico, Government of, Sr. Unsecd. Note, 5.00%, 12/11/2019	686,157
$200,000		Mexico, Government of, Sr. Unsecd. Note, 3.60%, 1/30/2025	201,800
200,000		Mexico, Government of, Sr. Unsecd. Note, 4.15%, 3/28/2027	206,490
200,000	[1,2]	Oman, Government of, Sr. Unsecd. Note, Series 144A, 5.375%, 3/8/2027	208,800
200,000	[1,2]	Oman, Government of, Sr. Unsecd. Note, Series 144A, 6.50%, 3/8/2047	215,470
200,000	[1,2]	Paraguay, Government of, Sr. Unsecd. Note, Series 144A, 4.70%, 3/27/2027	206,000
400,000		Russia, Government of, 5.625%, 4/4/2042	450,756
200,000	[1,2]	Russia, Government of, Sr. Unsecd. Note, Series 144A, 4.75%, 5/27/2026	210,685
RUB 45,000,000		Russia, Government of, Unsecd. Note, 7.00%, 8/16/2023	764,806
$300,000		Senegal, Government of, Unsecd. Note, 6.25%, 7/30/2024	316,716
200,000	[1,2]	Senegal, Government of, Unsecd. Note, Series 144A, 6.25%, 5/23/2033	201,966
200,000		Serbia, Government of, 7.25%, 9/28/2021	230,100
400,000		South Africa, Government of, Sr. Unsecd. Note, 4.665%, 1/17/2024	410,688
200,000		South Africa, Government of, Sr. Unsecd. Note, 5.00%, 10/12/2046	191,246
300,000		Sri Lanka, Government of, 6.85%, 11/3/2025	319,929
200,000	[1,2]	Sri Lanka, Government of, Sr. Unsecd. Note, Series 144A, 6.20%, 5/11/2027	202,865
200,000		Turkey, Government of, Sr. Unsecd. Note, 6.00%, 3/25/2027	214,807
300,000		Turkey, Government of, Sr. Unsecd. Note, 4.875%, 4/16/2043	271,183
Semi-Annual Shareholder Report

Principal, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$200,000		Turkey, Government of, Sr. Unsecd. Note, 5.75%, 5/11/2047	$199,126
TRY 10,000,000		Turkey, Government of, Unsecd. Note, 8.50%, 7/10/2019	2,724,000
$100,000		Ukraine, Government of, Sr. Unsecd. Note, 7.75%, 9/1/2020	101,614
100,000		Ukraine, Government of, Sr. Unsecd. Note, 7.75%, 9/1/2022	100,258
200,000		Ukraine, Government of, Sr. Unsecd. Note, 7.75%, 9/1/2024	197,040
200,000		Ukraine, Government of, Unsecd. Note, 7.75%, 9/1/2019	205,088
325,000	[1,2]	Ukraine, Government of, Unsecd. Note, Series GDP (144A), 0.00%, 5/31/2040	117,852
150,000		Uruguay, Government of, 4.375%, 10/27/2027	158,625
100,000		Uruguay, Government of, Sr. Unsecd. Note, 5.10%, 6/18/2050	100,750
300,000		Venezuela, Government of, 9.375%, 1/13/2034	143,250
1,000,000		Venezuela, Government of, Note, 7.65%, 4/21/2025	458,800
200,000		Zambia, Government of, 5.375%, 9/20/2022	191,016
500,000	[1,2]	Zambia, Government of, Series 144A, 8.97%, 7/30/2027	540,000
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $30,925,792)	27,768,539
		U.S. TREASURY—1.2%
750,000	[7]	United States Treasury Notes, 0.875%, 8/15/2017 (IDENTIFIED COST $750,850)	749,804
		INVESTMENT COMPANY—4.3%
2,656,383	[8]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.00%[9] (IDENTIFIED COST $2,657,180)	2,657,180
		TOTAL INVESTMENTS—101.3% (IDENTIFIED COST $65,658,764)[10]	62,594,424
		OTHER ASSETS AND LIABILITIES - NET—(1.3)%[11]	(783,811)
		TOTAL NET ASSETS—100%	$61,810,613
At May 31, 2017, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized (Depreciation)
[4]United States Treasury Notes 5-Year Note, Short Futures	115	$13,605,938	September 2017	$(25,415)
[4]United States Treasury Notes 10-Year Note, Short Futures	45	$5,683,359	September 2017	$(18,065)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(43,480)
Semi-Annual Shareholder Report

At May 31, 2017, the Fund had the following open swap contracts:
CREDIT DEFAULT SWAPS
Counter- party	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at May 31, 2017[12]	Notional Amount	Market Value	Upfront Premiums Paid	Unrealized (Depreciation)
OTC Swaps:
Barclays	CDX Index EM Series 27	Buy	1.00%	6/20/2022	1.94%	$3,500,000	$153,125	$161,257	$(8,132)
Barclays	Republic of South Africa	Buy	1.00%	6/20/2022	1.94%	$200,000	$8,428	$8,710	$(282)
Barclays	Republic of Turkey	Buy	1.00%	6/20/2022	2.00%	$100,000	$4,507	$6,037	$(1,530)
TOTAL CREDIT DEFAULT SWAPS							$166,060	$176,004	$(9,944)
INTEREST RATE SWAPS
Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
OTC Swaps:
Goldman Sachs	1M MXIBTIIE	Pay	6.07%	9/24/2021	20,000,000 MXN	$(54,839)	$(54,839)
HSBC	MXIBTIIE	Pay	6.19%	7/20/2026	45,000,000 MXN	$(114,045)	$(114,045)
						$(168,884)	$(168,884)
Centrally Cleared Swaps:
LCH	3M JIBAR	Pay	8.26%	4/3/2027	10,000,000 ZAR	$20,493	$20,493
TOTAL INTEREST RATE SWAPS						$(148,391)	$(148,391)
At May 31, 2017, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
6/2/2017	Bank of America	$2,000,000	6,900,000 BRL	$(132,295)
6/2/2017	Bank of America	6,900,000 BRL	$2,127,201	$5,095
6/2/2017	Citibank	5,900,000 BRL	$1,807,044	$16,222
6/2/2017	Morgan Stanley	9,150,000 BRL	$2,820,853	$6,756
6/2/2017	Morgan Stanley	2,750,000 BRL	$860,558	$(10,731)
6/2/2017	Morgan Stanley	7,400,000 BRL	$2,255,066	$31,743
6/6/2017	BNP Paribas	44,100,000 RUB	$755,953	$20,463
6/7/2017	BNP Paribas	44,100,000 RUB	$773,549	$2,685
6/7/2017	BNP Paribas	55,300,000 RUB	$967,358	$6,014
6/22/2017	BNP Paribas	2,300,000 PLN	$589,910	$28,242
6/22/2017	BNP Paribas	9,700,000 PLN	$2,439,024	$167,964
Semi-Annual Shareholder Report

Settlement Date	Counterparty	Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased: (continued)
6/26/2017	Citibank	240,000,000 HUF	$840,589	$34,952
7/5/2017	BNP Paribas	610,000,000 COP	$207,624	$374
7/10/2017	BNP Paribas	1,800,000 EGP	$94,987	$3,843
7/10/2017	BNP Paribas	1,800,000 EGP	$94,737	$4,093
7/10/2017	BNP Paribas	3,598,900 EGP	$188,671	$8,928
7/10/2017	BNP Paribas	4,500,000 EGP	$236,655	$10,419
7/24/2017	Citibank	53,000,000 MXN	$2,789,524	$27,092
7/26/2017	Goldman Sachs	18,500,000 ZAR	$1,386,827	$9,735
Contracts Sold:
6/2/2017	Citibank	5,900,000 BRL	$1,818,911	$(4,356)
6/2/2017	Morgan Stanley	7,400,000 BRL	$2,281,345	$(5,464)
6/2/2017	Morgan Stanley	2,750,000 BRL	$847,797	$(2,031)
6/2/2017	Morgan Stanley	9,150,000 BRL	$2,857,768	$30,159
6/6/2017	BNP Paribas	44,100,000 RUB	$773,684	$(2,731)
6/7/2017	BNP Paribas	117,800,000 RUB	$1,978,957	$(94,520)
6/22/2017	BNP Paribas	9,300,000 PLN	$2,481,655	$(17,829)
6/22/2017	BNP Paribas	2,700,000 PLN	$687,117	$(38,539)
6/26/2017	Citibank	240,000,000 HUF	$872,309	$(3,232)
6/28/2017	Citibank	5,100,000 TRY	$1,370,514	$(62,703)
7/5/2017	BNP Paribas	610,000,000 COP	$209,983	$1,985
7/10/2017	BNP Paribas	10,800,000 EGP	$614,980	$22,001
7/10/2017	BNP Paribas	897,731 EGP	$51,892	$2,602
7/25/2017	BNP Paribas	$300,000	4,833,000 ARS	$(7,718)
8/2/2017	Citibank	5,900,000 BRL	$1,782,262	$(14,740)
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$44,478
Net Unrealized Appreciation (Depreciation) on Futures Contracts and Foreign Exchange Contracts, and value for Swap Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2017, these restricted securities amounted to $17,973,114, which represented 29.1% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At May 31, 2017, these liquid restricted securities amounted to $17,973,114, which represented 29.1% of total net assets.
3	Issuer in default.
Semi-Annual Shareholder Report

4	Non-income-producing security.
5	Principal amount and interest were not paid upon final maturity.
6	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Directors.
7	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts and swap contracts.
8	Affiliated holding.
9	7-day net yield.
10	The cost of investments for federal tax purposes amounts to $65,675,648.
11	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.
12	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2017.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of May 31, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$31,418,901	$0	$31,418,901
Foreign Governments/Agencies	—	27,768,539	—	27,768,539
U.S. Treasury	—	749,804	—	749,804
Investment Company	2,657,180	—	—	2,657,180
TOTAL SECURITIES	$2,657,180	$59,937,244	$0	$62,594,424
Other Financial Instruments:
Assets
Foreign Exchange Contracts	$11,851	$429,516	$—	$441,367
Swap Contracts	—	186,553	—	186,553
Liabilities
Futures Contracts	(43,480)	—	—	(43,480)
Foreign Exchange Contracts	(11,851)	(385,038)	—	(396,889)
Swap Contracts	—	(168,884)	—	(168,884)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(43,480)	$62,147	$—	$18,667
The following acronyms are used throughout this portfolio:
ARS	—Argentina Peso
BRL	—Brazilian Real
CJSC	—Closed Joint Stock Company
COP	—Colombian Peso
EGP	—Egyptian Pound
EMTN	—Euro Medium Term Note
GMTN	—Global Medium Term Note
HUF	—Hungarian Forint
JIBAR	—Johannesburg Interbank Agreed Rate
JSC	—Joint Stock Company
JSFC	—Joint Stock Financial Corporation
MXIBTIIE	—Mexico Interbank TIIE 28 Day Rate
MXN	—Mexican Peso
OJSC	—Open Joint Stock Company
OTC	—Over-the-Counter
PJSC	—Public Joint Stock Company
PLN	—Polish Zloty
RUB	—Russian Ruble
TRY	—Turkish Lira
ZAR	—South African Rand
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2017	Year Ended November 30,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$8.00	$8.21	$9.28	$9.31	$10.56	$9.28
Income From Investment Operations:
Net investment income	0.34[1]	0.63[1]	0.50[1]	0.51	0.50[1]	0.48
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts, written options and foreign currency transactions	0.39	(0.51)	(0.95)	(0.04)	(1.25)	1.26
TOTAL FROM INVESTMENT OPERATIONS	0.73	0.12	(0.45)	0.47	(0.75)	1.74
Less Distributions:
Distributions from net investment income	(0.11)	(0.29)	(0.27)	(0.45)	(0.50)	(0.46)
Distributions from net realized gain on investments, futures contracts, swap contracts, written options and foreign currency transactions	—	—	(0.35)	(0.05)	—	—
Return of capital[2]	—	(0.04)	—	—	—	—
TOTAL DISTRIBUTIONS	(0.11)	(0.33)	(0.62)	(0.50)	(0.50)	(0.46)
Net Asset Value, End of Period	$8.62	$8.00	$8.21	$9.28	$9.31	$10.56
Total Return[3]	9.16%	1.53%	(4.88)%	5.09%	(7.30)%	19.17%
Ratios to Average Net Assets:
Net expenses	1.20%[4]	1.19%	1.18%	1.18%	1.18%	1.21%
Net investment income	8.03%[4]	7.76%	5.93%	5.32%	4.91%	4.93%
Expense waiver/reimbursement[5]	1.08%[4]	0.96%	0.62%	0.48%	0.31%	0.31%
Supplemental Data:
Net assets, end of period (000 omitted)	$39,665	$38,212	$49,812	$68,343	$90,399	$178,764
Portfolio turnover	67%	134%	200%	235%	66%	20%
1	Per share numbers have been calculated using the average shares method.
2	Represents a return of capital for federal income tax purposes.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2017	Year Ended November 30,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$7.97	$8.19	$9.25	$9.30	$10.54	$9.27
Income From Investment Operations:
Net investment income	0.31[1]	0.57[1]	0.44[1]	0.43	0.44[1]	0.43
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts, written options and foreign currency transactions	0.39	(0.52)	(0.95)	(0.04)	(1.25)	1.22
TOTAL FROM INVESTMENT OPERATIONS	0.70	0.05	(0.51)	0.39	(0.81)	1.65
Less Distributions:
Distributions from net investment income	(0.08)	(0.24)	(0.20)	(0.39)	(0.43)	(0.38)
Distributions from net realized gain on investments, futures contracts, swap contracts, written options and foreign currency transactions	—	—	(0.35)	(0.05)	—	—
Return of capital[2]	—	(0.03)	—	—	—	—
TOTAL DISTRIBUTIONS	(0.08)	(0.27)	(0.55)	(0.44)	(0.43)	(0.38)
Net Asset Value, End of Period	$8.59	$7.97	$8.19	$9.25	$9.30	$10.54
Total Return[3]	8.79%	0.64%	(5.50)%	4.22%	(7.91)%	18.19%
Ratios to Average Net Assets:
Net expenses	1.95%[4]	1.94%	1.93%	1.93%	1.93%	1.96%
Net investment income	7.34%[4]	7.01%	5.14%	4.56%	4.36%	4.29%
Expense waiver/reimbursement[5]	1.08%[4]	0.96%	0.61%	0.48%	0.34%	0.31%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,844	$3,193	$4,348	$7,292	$9,112	$12,848
Portfolio turnover	67%	134%	200%	235%	66%	20%
1	Per share numbers have been calculated using the average shares method.
2	Represents a return of capital for federal income tax purposes.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2017	Year Ended November 30,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$7.96	$8.17	$9.23	$9.28	$10.52	$9.25
Income From Investment Operations:
Net investment income	0.31[1]	0.57[1]	0.44[1]	0.44	0.44[1]	0.41
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts, written options and foreign currency transactions	0.38	(0.51)	(0.95)	(0.05)	(1.25)	1.24
TOTAL FROM INVESTMENT OPERATIONS	0.69	0.06	(0.51)	0.39	(0.81)	1.65
Less Distributions:
Distributions from net investment income	(0.08)	(0.24)	(0.20)	(0.39)	(0.43)	(0.38)
Distributions from net realized gain on investments, futures contracts, swap contracts, written options and foreign currency transactions	—	—	(0.35)	(0.05)	—	—
Return of capital[2]	—	(0.03)	—	—	—	—
TOTAL DISTRIBUTIONS	(0.08)	(0.27)	(0.55)	(0.44)	(0.43)	(0.38)
Net Asset Value, End of Period	$8.57	$7.96	$8.17	$9.23	$9.28	$10.52
Total Return[3]	8.67%	0.77%	(5.51)%	4.23%	(7.92)%	18.23%
Ratios to Average Net Assets:
Net Expenses	1.95%[4]	1.94%	1.93%	1.93%	1.93%	1.96%
Net investment income	7.36%[4]	7.04%	5.16%	4.56%	4.35%	4.19%
Expense waiver/reimbursement[5]	1.08%[4]	0.96%	0.61%	0.48%	0.34%	0.31%
Supplemental Data:
Net assets, end of period (000 omitted)	$7,273	$9,871	$14,765	$25,062	$31,114	$38,177
Portfolio turnover	67%	134%	200%	235%	66%	20%
1	Per share numbers have been calculated using the average shares method.
2	Represents a return of capital for federal income tax purposes.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2017	Year Ended November 30,				Period Ended 11/30/2012[1]
		2016	2015	2014	2013
Net Asset Value, Beginning of Period	$8.01	$8.23	$9.30	$9.32	$10.57	$9.77
Income From Investment Operations:
Net investment income	0.34[2]	0.67[2]	0.53[2]	0.52	0.53[2]	0.29
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts, written options and foreign currency transactions	0.40	(0.54)	(0.96)	(0.02)	(1.25)	0.83
TOTAL FROM INVESTMENT OPERATIONS	0.74	0.13	(0.43)	0.50	(0.72)	1.12
Less Distributions:
Distributions from net investment income	(0.12)	(0.30)	(0.29)	(0.47)	(0.53)	(0.32)
Distributions from net realized gain on investments, futures contracts, swap contracts, written options and foreign currency transactions	—	—	(0.35)	(0.05)	—	—
Return of capital[3]	—	(0.05)	—	—	—	—
TOTAL DISTRIBUTIONS	(0.12)	(0.35)	(0.64)	(0.52)	(0.53)	(0.32)
Net Asset Value, End of Period	$8.63	$8.01	$8.23	$9.30	$9.32	$10.57
Total Return[4]	9.28%	1.66%	(4.62)%	5.41%	(7.06)%	11.65%
Ratios to Average Net Assets:
Net expenses	0.95%[5]	0.94%	0.93%	0.93%	0.93%	0.93%[5]
Net investment income	8.18%[5]	8.21%	6.20%	5.58%	5.23%	4.00%[5]
Expense waiver/reimbursement[6]	1.07%[5]	0.94%	0.62%	0.48%	0.34%	0.31%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$12,028	$11,731	$25,748	$37,734	$31,061	$34,732
Portfolio turnover	67%	134%	200%	235%	66%	20%[7]
1	Reflects operations for the period from March 30, 2012 (date of initial investment) to November 30, 2012.
2	Per share numbers have been calculated using the average shares method.
3	Represents a return of capital for federal income tax purposes.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the fiscal period ended November 30, 2012.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
May 31, 2017 (unaudited)
Assets:
Total investment in securities, at value including $2,657,180 of investment in an affiliated holding (Note 5) (identified cost $65,658,764)		$62,594,424
Cash denominated in foreign currencies (identified cost $12,064)		12,265
Income receivable		753,476
Unrealized appreciation on foreign exchange contracts		441,367
Receivable for investments sold		357,604
Swaps, at value (net premiums paid of $176,004)		166,060
Receivable for shares sold		77,499
TOTAL ASSETS		64,402,695
Liabilities:
Payable for investments purchased	$1,673,290
Unrealized depreciation on foreign exchange contracts	396,889
Payable for shares redeemed	171,593
Swaps, at value	168,884
Payable for daily variation margin on futures contracts	11,719
Payable for periodic payments from swap contracts	7,671
Payable for daily variation margin on centrally cleared swaps	657
Payable for portfolio accounting fees	62,351
Payable for other service fees (Notes 2 and 5)	9,552
Payable for distribution services fee (Note 5)	7,615
Payable to adviser (Note 5)	1,507
Accrued expenses (Note 5)	80,354
TOTAL LIABILITIES		2,592,082
Net assets for 7,173,429 shares outstanding		$61,810,613
Net Assets Consists of:
Paid-in capital		$74,779,685
Net unrealized depreciation of investments, futures contracts, swap contracts and translation of assets and liabilities in foreign currency		(3,216,826)
Accumulated net realized loss on investments, futures contracts, purchased options, swap contracts and foreign currency transactions		(10,543,996)
Undistributed net investment income		791,750
TOTAL NET ASSETS		$61,810,613
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($39,664,563 ÷ 4,600,919 shares outstanding) $0.001 par value, 500,000,000 shares authorized	$8.62
Offering price per share (100/95.50 of $8.62)	$9.03
Redemption proceeds per share	$8.62
Class B Shares:
Net asset value per share ($2,844,388 ÷ 331,111 shares outstanding) $0.001 par value, 200,000,000 shares authorized	$8.59
Offering price per share	$8.59
Redemption proceeds per share (94.50/100 of $8.59)	$8.12
Class C Shares:
Net asset value per share ($7,273,405 ÷ 848,405 shares outstanding) $0.001 par value, 200,000,000 shares authorized	$8.57
Offering price per share	$8.57
Redemption proceeds per share (99.00/100 of $8.57)	$8.48
Institutional Shares:
Net asset value per share ($12,028,257 ÷ 1,392,994 shares outstanding) $0.001 par value, 100,000,000 shares authorized	$8.63
Offering price per share	$8.63
Redemption proceeds per share	$8.63
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended May 31, 2017 (unaudited)
Investment Income:
Interest (net of foreign tax withheld of $ 3,884)			$2,861,188
Dividends received from an affiliated holding (Note 5)			10,856
TOTAL INCOME			2,872,044
Expenses:
Investment adviser fee (Note 5)		$264,698
Administrative fee (Note 5)		43,282
Custodian fees		36,566
Transfer agent fees		125,919
Directors'/Trustees' fees (Note 5)		1,600
Auditing fees		18,001
Legal fees		3,108
Distribution services fee (Note 5)		46,732
Other service fees (Notes 2 and 5)		62,936
Portfolio accounting fees		79,913
Share registration costs		29,108
Printing and postage		17,051
Miscellaneous (Note 5)		12,603
TOTAL EXPENSES		741,517
Waiver and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(264,698)
Reimbursement of other operating expenses	(71,315)
TOTAL WAIVER AND REIMBURSEMENTS		(336,013)
Net expenses			405,504
Net investment income			2,466,540
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Swap Contracts and Foreign Currency Transactions:
Net realized gain on investments (including realized gain of $457 on sales of investments in an affiliated holding (Note 5)) and foreign currency transactions			$17,121
Net realized loss on futures contracts			(125,355)
Net realized loss on swap contracts			(106,954)
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			3,228,247
Net change in unrealized appreciation of futures contracts			(61,694)
Net change in unrealized depreciation of swap contracts			30,590
Net realized and unrealized gain on investments, futures contracts, swap contracts and foreign currency transactions			2,981,955
Change in net assets resulting from operations			$5,448,495
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 5/31/2017	Year Ended 11/30/2016
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,466,540	$6,215,198
Net realized gain (loss) on investments, futures contracts, written options, swap contracts and foreign currency transactions	(215,188)	(11,560,092)
Net change in unrealized appreciation/depreciation of investments, futures contracts, swap contracts and translation of assets and liabilities in foreign currency	3,197,143	6,915,074
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	5,448,495	1,570,180
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(493,677)	(1,563,658)
Class B Shares	(28,708)	(112,930)
Class C Shares	(88,231)	(376,902)
Institutional Shares	(168,656)	(770,366)
Return of capital
Class A Shares	—	(232,572)
Class B Shares	—	(14,982)
Class C Shares	—	(49,853)
Institutional Shares	—	(117,586)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(779,272)	(3,238,849)
Share Transactions:
Proceeds from sale of shares	7,830,069	15,127,602
Net asset value of shares issued to shareholders in payment of distributions declared	642,391	2,698,722
Cost of shares redeemed	(14,338,339)	(47,823,420)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(5,865,879)	(29,997,096)
Change in net assets	(1,196,656)	(31,665,765)
Net Assets:
Beginning of period	63,007,269	94,673,034
End of period (including undistributed (distributions in excess of) net investment income of $791,750 and $(895,518), respectively)	$61,810,613	$63,007,269
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
May 31, 2017 (unaudited)
1. ORGANIZATION
Federated World Investment Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Emerging Market Debt Fund (the “Fund”), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Class B Shares were closed to new accounts/investors on June 1, 2015, and to new purchases/exchanges by existing shareholders on August 1, 2015. The investment objective of the Fund is to seek a high level of current income. The Fund has a secondary objective of capital appreciation.
On February 29, 2016, Federated Investment Management Company (the “Adviser”) became registered as a “commodity pool operator” with respect to operation of the Fund.
On January 25, 2017, the Adviser withdrew an exemption filing with the National Futures Association with respect to the Fund as the Adviser no longer intends to operate the Fund as a “commodity pool operator” and is no longer subject to registration or regulation as a commodity pool operator under the Commodity Exchange Act.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar
Semi-Annual Shareholder Report

securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Adviser and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
Semi-Annual Shareholder Report

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities principally traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Semi-Annual Shareholder Report

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, and Class C Shares may bear certain distribution services fees and other service fees unique to those classes. The detail of the total fund expense waiver and reimbursements of $336,013 is disclosed in various locations in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended May 31, 2017, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$ 47,359
Class B Shares	3,809
Class C Shares	11,768
TOTAL	$62,936
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2017, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2017, tax years 2013 through 2016 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
Semi-Annual Shareholder Report

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Swap Contracts
Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a determined period of time. The Fund may enter into interest rate, total return, credit default, currency and other swap agreements to seek to increase yield, income and return, and to manage market risk and sector/asset class risk. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default.
The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. Interest rate swap agreements generally involve the agreement by the Fund to pay the counterparty a fixed or floating interest rate on a fixed notional amount and to receive a fixed or floating rate on a fixed notional amount, but may also involve the agreement to pay or receive payments derived from changes in interest rates. Periodic payments are generally made during the life of the swap agreement according to the terms and conditions of the agreement and at termination or maturity. The Fund's maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent the amount is positive. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value,” of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of the value and recourse in the event of default or bankruptcy/solvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund's maximum exposure to loss of the notional value of credit default swaps outstanding at May 31, 2017, is $0. The Fund's maximum risk of loss from counterparty credit
Semi-Annual Shareholder Report

risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in “Swaps, at value” on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” in the Statement of Operations.
Certain swap contracts are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provides for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. The cash or securities deposited in a segregated account offsets the amount due to the broker reducing the net settlement amount to zero.
Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the counterparty. The CCP guarantees the performance of the parties to the contract. Upon entering into centrally cleared swaps, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
Swaps, at value at period end, including net unrealized appreciation/depreciation, are listed after the Fund's Portfolio of Investments.
The average notional amount of credit default swap contracts and average value of interest rate swap contracts held by the Fund throughout the period was $3,784,286 and $313,756, respectively. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts to seek to manage currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to MNA which are agreements between the Fund and its counterparties that provides for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Semi-Annual Shareholder Report

Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amount, are listed after the Fund's Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $500,063 and $599,250, respectively. This is based on the amounts held as of each month-end throughout the six-month fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Futures Contracts
The Fund purchases and sells financial futures contracts to seek to increase return and to manage duration risk, sector/asset class risk and yield curve risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account, either U.S. government securities or a specified amount of Restricted cash, which is shown in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearing house, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional values of short futures contracts held by the Fund throughout the period was $8,710,716. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Semi-Annual Shareholder Report

Option Contracts
The Fund buys or sells put and call options to seek to increase income and return, and to manage country risk, currency risk, duration risk, market risk, sector/asset class risk and yield curve risk. The seller (writer) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
At May 31, 2017, the Fund had no outstanding purchased options or written options.
The average market values of purchased options held by the Fund throughout the period was $6,936. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Directors.
Semi-Annual Shareholder Report

Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset	Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	$441,367	Unrealized depreciation on foreign exchange contracts	$396,889
Interest rate contracts		—	Payable for daily variation margin on futures contracts	43,480*
Credit contracts	Swaps, at value	166,060		—
Interest rate contracts		—	Swaps, at value	168,884
Interest rate contracts		—	Payable for daily variation margin on centrally cleared swaps	(20,493)**
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$607,427		$588,760
*	Includes cumulative depreciation on futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
**	Includes accumulated appreciation on centrally cleared swaps as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2017
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Foreign Exchange Contracts	Equity Contracts	Interest Rate Contracts	Credit Contracts	Total
Credit Default Swap Contracts	$—	$—	$—	$(116,800)	$(116,800)
Interest Rate Swap Contracts	—	—	9,846	—	9,846
Purchased Options[1]	(24,543)	—	—	—	(24,543)
Foreign Exchange Contracts[1]	795,868	—	—	—	795,868
Futures Contracts	—	(50,560)	(74,795)	—	(125,355)
TOTAL	$771,325	$(50,560)	$(64,949)	$(116,800)	$539,016

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Foreign Exchange Contracts	Interest Rate Contracts	Credit Contracts	Total
Credit Default Swap Contracts	$—	$—	$(50,625)	$(50,625)
Interest Rate Swap Contracts	—	81,215	—	81,215
Foreign Exchange Contracts[2]	(446,002)	—	—	(446,002)
Futures Contracts	—	(61,694)	—	(61,694)
TOTAL	$(446,002)	$19,521	$(50,625)	$(477,106)
1	The net realized gain (loss) on Purchased Options and Foreign Exchange Contracts is found within the Net realized gain on investments and foreign currency transactions on the Statement of Operations.
2	The net change in unrealized depreciation of Foreign Exchange Contracts is found within the Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency on the Statement of Operations.
As indicated above, certain derivative investments are transacted subject to MNA. These agreements permit the Fund to offset with a counterparty certain derivative payables and/or receivables with collateral held and create one single net payment in the event of default or termination of the agreement by either the Fund or the counterparty. As of May 31, 2017, the impact of netting assets and liabilities and the collateral pledged or received based on MNA are detailed below:
Gross Amounts Not Offset in the Statement of Assets and Liabilities
Transaction	Gross Asset Derivatives Presented in Statement of Assets and Liabilities	Financial Instrument	Collateral Received	Net Amount
Swap Contracts	$166,060	$—	$(166,060)[1]	$—
Foreign Exchange Contracts	441,367	(262,924)	—	178,443
TOTAL	$607,427	$(262,924)	$(166,060)	$178,443
Semi-Annual Shareholder Report

Transaction	Gross Liability Derivatives Presented in Statement of Assets and Liabilities	Financial Instrument	Collateral Pledged	Net Amount
Swap Contracts	$168,884	$—	$—	$168,884
Foreign Exchange Contracts	396,889	(262,924)	—	133,965
TOTAL	$565,773	$(262,924)	$—	$302,849
1	The amount of collateral presented has been limited such that the amount cannot be less than zero.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. CAPITAL STOCK
The following tables summarize capital stock activity:
	Six Months Ended 5/31/2017		Year Ended 11/30/2016
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	596,848	$5,067,664	488,326	$3,982,379
Shares issued to shareholders in payment of distributions declared	48,427	406,116	189,398	1,525,169
Shares redeemed	(820,676)	(6,876,995)	(1,965,290)	(15,938,929)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(175,401)	$(1,403,215)	(1,287,566)	$(10,431,381)

	Six Months Ended 5/31/2017		Year Ended 11/30/2016
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued to shareholders in payment of distributions declared	3,031	25,307	14,996	120,015
Shares redeemed	(72,416)	(606,714)	(145,567)	(1,187,397)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(69,385)	$(581,407)	(130,571)	$(1,067,382)
Semi-Annual Shareholder Report

	Six Months Ended 5/31/2017		Year Ended 11/30/2016
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	8,060	$67,896	62,257	$510,274
Shares issued to shareholders in payment of distributions declared	6,819	56,842	31,132	248,707
Shares redeemed	(407,268)	(3,437,044)	(660,045)	(5,380,726)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(392,389)	$(3,312,306)	(566,656)	$(4,621,745)

	Six Months Ended 5/31/2017		Year Ended 11/30/2016
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	319,856	$2,694,509	1,305,681	$10,634,949
Shares issued to shareholders in payment of distributions declared	18,326	154,126	99,893	804,831
Shares redeemed	(409,144)	(3,417,586)	(3,070,956)	(25,316,368)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(70,962)	$(568,951)	(1,665,382)	$(13,876,588)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(708,137)	$(5,865,879)	(3,650,175)	$(29,997,096)
4. FEDERAL TAX INFORMATION
At May 31, 2017, the cost of investments for federal tax purposes was $65,675,648. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: (a) the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities; (b) futures contracts; (c) swap contracts; and (d) outstanding foreign currency commitments was $3,081,224. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,514,253 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,595,477.
At November 30, 2016, the Fund had a capital loss carryforward of $9,491,256 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term and does not expire. All of the Fund's capital loss carryforwards were incurred in taxable years beginning after December 22, 2010.
The following schedule summarizes the Fund's capital loss carryforwards:
Short-Term	Long-Term	Total
$5,550,285	$3,940,971	$9,491,256
Semi-Annual Shareholder Report

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.85% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2017, the Adviser waived $263,365 of its fee and voluntarily reimbursed $71,315 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition to the fees described above, the Fund agrees to pay FAS an annual Administrative Service Charge of $125,000 for administrative and compliance services related to Commodities Futures Trading Commission Rule 4.5. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended May 31, 2017, the annualized fee paid to FAS was 0.139% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
Semi-Annual Shareholder Report

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2017, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class B Shares	$11,428
Class C Shares	35,304
TOTAL	$46,732
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2017, FSC retained $11,049 of fees paid by the Fund.
Other Service Fees
For the six months ended May 31, 2017, FSSC received $6,448 of the other service fees disclosed in Note 2.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2017, FSC retained $369 in sales charges from the sale of Class A Shares. FSC also retained $4,166 and $930 of CDSC relating to redemptions of Class B Shares and Class C Shares, respectively.
Interfund Transactions
During the six months ended May 31, 2017, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $393,360 and $306,750, respectively.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding dividends and other expenses related to short sales, interest expense, extraordinary expenses, line of credit expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.18%, 1.93%, 1.93% and 0.93% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2018; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
Semi-Annual Shareholder Report

General
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in the Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and the Statement of Operations, respectively.
Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended May 31, 2017, the Adviser reimbursed the Fund $1,333. Transactions involving the affiliated holding during the six months ended May 31, 2017, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 11/30/2016	1,725,538
Purchases/Additions	24,072,782
Sales/Reductions	(23,141,937)
Balance of Shares Held 5/31/2017	2,656,383
Value	$2,657,180
Dividend Income	$10,856
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2017, were as follows:
Purchases	$38,816,637
Sales	$41,673,461
7. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
8. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum
Semi-Annual Shareholder Report

equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of May 31, 2017, the Fund had no outstanding loans. During the six months ended May 31, 2017, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2017, there were no outstanding loans. During the six months ended May 31, 2017, the program was not utilized.
10. regulatory UPDATES
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2016 to May 31, 2017.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 12/1/2016	Ending Account Value 5/31/2017	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,091.60	$6.26
Class B Shares	$1,000	$1,087.90	$10.15
Class C Shares	$1,000	$1,086.70	$10.14
Institutional Shares	$1,000	$1,092.80	$4.96
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.95	$6.04
Class B Shares	$1,000	$1,015.21	$9.80
Class C Shares	$1,000	$1,015.21	$9.80
Institutional Shares	$1,000	$1,020.19	$4.78
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.20%
Class B Shares	1.95%
Class C Shares	1.95%
Institutional Shares	0.95%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2017
Federated Emerging Market Debt Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent directors, the Fund's Board of Directors (the “Board”) reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term at its May 2017 meetings. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in its decision. Using these judicial decisions as a guide, the Board has indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the Fund and of comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds); and (6) the extent of care, conscientiousness and independence with which the Fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the Board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. Consistent with the judicial decisions and SEC disclosure requirements, the
Semi-Annual Shareholder Report

Board also considered management fees charged to institutional and other clients of Federated Investment Management Company (the “Adviser”) and its advisory affiliates for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds. The Board was assisted in its deliberations by independent legal counsel. In addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the May meetings at which the Board's formal approval of the investment advisory contract occurred. At the May meetings in addition to meeting in separate sessions of the independent directors without management present, senior management of the Adviser also met with the independent directors and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the directors. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. The Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and
Semi-Annual Shareholder Report

audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk
Semi-Annual Shareholder Report

associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
The Senior Officer noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, and full deliberations, the Board concluded that the expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of, and the compliance-related resources provided to, the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the Senior Officer's Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Semi-Annual Shareholder Report

Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be
Semi-Annual Shareholder Report

enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels. It should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
While the Senior Officer noted certain items for follow-up reporting to the Board and further consideration by management, he stated that his observations and information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Emerging Market Debt Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31428U771
CUSIP 31428U763
CUSIP 31428U755
CUSIP 31428U615
G01949-02 (7/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
May 31, 2017
Share Class	Ticker
A	FGFAX
B	FGFBX
C	FGFCX
R	FGFRX
Institutional	FGFLX
R6	FGRSX

Federated International Leaders Fund
Fund Established 1998

A Portfolio of Federated World Investment Series, Inc.

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from December 1, 2016 through May 31, 2017. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At May 31, 2017, the Fund's portfolio composition1 was as follows:
Country	Percentage of Total Net Assets
France	19.0%
United Kingdom	14.3%
Germany	10.8%
Switzerland	8.6%
Netherlands	8.4%
Italy	6.9%
Japan	5.8%
Hong Kong	3.0%
Ireland	2.9%
South Korea	2.3%
Belgium	2.0%
Singapore	1.9%
Spain	1.4%
United States	1.1%
Sweden	0.9%
Securities Lending Collateral[2]	4.2%
Cash Equivalents[3]	10.1%
Derivative Contracts[4]	(0.6)%
Other Assets and Liabilities—Net[5]	(3.0)%
TOTAL	100.0%
1	Country allocations are based primarily on the country in which a company is incorporated. However, the Fund's Adviser may allocate a company to a country based on other factors such as location of the company's principal office, the location of the principal trading market for the company's securities or the country where a majority of the company's revenues are derived.
2	Represents cash collateral received from portfolio securities on loan which are invested in short-term investments such as repurchase agreements or money market funds.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
5	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

At May 31, 2017, the Fund's sector classification composition6 was as follows:
Sector Classification	Percentage of Total Net Assets
Financials	23.1%
Consumer Discretionary	16.8%
Industrials	14.2%
Consumer Staples	10.8%
Materials	6.5%
Health Care	6.4%
Information Technology	4.7%
Energy	4.3%
Telecommunication Services	1.4%
Real Estate	1.1%
Securities Lending Collateral[2]	4.2%
Cash Equivalents[3]	10.1%
Derivative Contracts[4]	(0.6)%
Other Assets and Liabilities—Net[5]	(3.0)%
TOTAL	100.0%
6	Except for Cash Equivalents, Derivative Contracts and Other Assets and Liabilities, sector classifications are based upon, and individual securities assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
Semi-Annual Shareholder Report
2

Portfolio of Investments
May 31, 2017 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—89.2%
		Belgium—2.0%
284,400		Anheuser-Busch InBev NV	$ 33,232,489
		France—19.0%
1,340,648		Accor SA	63,704,705
1,019,641		AXA SA	27,230,111
692,897	[1]	BNP Paribas SA	48,981,293
1,407,480		Edenred	37,144,736
162,156		Kering	53,674,279
1,316,900		Orange SA	23,155,359
225,468		Pernod Ricard SA	30,627,707
2,543,745	[1]	Television Francaise 1 SA	32,689,877
		TOTAL	317,208,067
		Germany—10.8%
280,296		Bayerische Motoren Werke AG	26,248,960
326,736		Daimler AG	23,730,913
305,729		HeidelbergCement AG	28,482,297
1,650,771		Kloeckner & Co. AG	17,473,532
463,325		Rheinmetall AG	44,454,141
375,319		SAP SE	40,253,668
		TOTAL	180,643,511
		Hong Kong—3.0%
4,106,040		Dah Sing Financial Holdings Ltd.	31,401,526
1,274,061		Sun Hung Kai Properties Ltd.	18,863,682
		TOTAL	50,265,208
		Ireland—2.9%
1,355,892		CRH PLC	48,930,002
		Italy—6.9%
1,935,000		Eni SPA	30,642,989
8,783,310		Intesa Sanpaolo SPA	25,161,752
5,491,000		Prada SPA	23,039,112
2,069,000		UniCredit SPA	36,261,975
		TOTAL	115,105,828
		Japan—5.8%
853,300		Chugai Pharmaceutical Co. Ltd.	32,590,546
738,600		Honda Motor Co., Ltd.	20,591,230
Semi-Annual Shareholder Report
3

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Japan—continued
1,160,100		Japan Tobacco, Inc.	$43,605,810
		TOTAL	96,787,586
		Netherlands—8.4%
1,035,613	[2,3]	ABN AMRO Group NV, GDR	26,677,463
194,980		Akzo Nobel NV	16,304,024
1,604,335		Koninklijke Philips NV	56,667,477
1,480,600		Royal Dutch Shell PLC	40,251,407
		TOTAL	139,900,371
		Singapore—1.9%
2,117,639		DBS Group Holdings Ltd.	31,336,709
		South Korea—2.3%
19,409		Samsung Electronics Co. Ltd.	38,619,695
		Spain—1.4%
3,532,718		Banco Santander, SA	22,954,900
		Sweden—0.9%
686,300		Assa Abloy AB, Class B	15,437,753
		Switzerland—8.5%
209,888		Cie Financiere Richemont SA	17,515,179
3,087,648	[4]	Credit Suisse Group AG	42,419,567
781,710	[4]	Julius Baer Group Ltd.	40,493,972
287,863		Nestle SA	24,568,997
266,782		Wolseley PLC	17,593,403
		TOTAL	142,591,118
		United Kingdom—14.3%
1,135,000	[4]	Anglo American PLC	15,417,434
1,044,045		Ashtead Group PLC	21,099,730
472,100		AstraZeneca PLC	31,882,513
498,391		Diageo PLC	14,945,658
711,723		Imperial Brands PLC	33,282,242
201,285		InterContinental Hotels Group PLC	11,360,785
4,406,487		PageGroup PLC	26,738,155
1,533,000		Prudential PLC	34,345,267
744,400		Shire PLC	42,879,785
321,442		WPP PLC	7,239,050
		TOTAL	239,190,619
Semi-Annual Shareholder Report
4

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		United States—1.1%
551,745		Invesco Ltd.	$17,490,316
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,171,218,498)	1,489,694,172
		RIGHTS—0.1%
		Switzerland—0.1%
3,087,648	[4]	Credit Suisse Group AG, Expire 6/07/17 (IDENTIFIED COST $0)	1,434,558
		INVESTMENT COMPANIES—14.3%[5]
69,582,102	[6]	Federated Government Obligations Fund, Premier Shares, 0.70%[7] (purchased with proceeds from securities lending collateral)	69,582,102
168,846,700		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.00%[7]	168,897,354
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $238,454,496)	238,479,456
		TOTAL INVESTMENTS—103.6% (IDENTIFIED COST $1,409,672,994)[8]	1,729,608,186
		OTHER ASSETS AND LIABILITIES - NET—(3.6)%[9]	(59,545,585)
		TOTAL NET ASSETS—100%	$1,670,062,601
At May 31, 2017, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
[4]The Tokyo Price Index, Long Futures	874	JPY 123,898,871	June 2017	$1,442,065
At May 31, 2017, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
6/9/2017	Goldman Sachs	59,299,580 EUR	$63,492,060	$3,155,741
Contracts Sold:
6/9/2017	Goldman Sachs	244,503,500 EUR	$259,796,460	$(15,005,160)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(11,849,419)
Semi-Annual Shareholder Report
5

Net Unrealized Depreciation on Futures Contracts and Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
1	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At May 31, 2017, these liquid restricted securities amounted to $26,677,463, which represented 1.6% of total net assets.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2017, these restricted securities amounted to $26,677,463, which represented 1.6% of total net assets.
4	Non-income-producing security.
5	Affiliated holding.
6	All or a portion of this security is held as collateral for securities lending.
7	7-day net yield.
8	Also represents cost for federal tax purposes.
9	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2017.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report
6

The following is a summary of the inputs used, as of May 31, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
International	$17,490,316	$1,472,203,856[1]	$—	$1,489,694,172
Rights	1,434,558	—	—	1,434,558
Investment Companies	238,479,456	—	—	238,479,456
TOTAL SECURITIES	$257,404,330	$1,472,203,856	$—	$1,729,608,186
Other Financial Instruments:
Assets
Futures Contracts	$1,442,065	$—	$—	$1,442,065
Foreign Exchange Contracts	—	3,155,741	—	3,155,741
Liabilities
Foreign Exchange Contracts	—	(15,005,160)	—	(15,005,160)
TOTAL OTHER FINANCIAL INSTRUMENTS	$1,442,065	$(11,849,419)	$—	$(10,407,354)
1	Includes $188,776,213 of securities transferred from Level 1 to Level 2 because fair value factors were applied for the securities. Transfers shown represent the value of the securities at the beginning of the period.
The following acronyms are used throughout this portfolio:
EUR	—Euro
GDR	—Global Depositary Receipt
JPY	—Japanese Yen
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2017	Year Ended November 30,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$28.93	$32.30	$33.41	$33.49	$25.65	$21.41
Income From Investment Operations:
Net investment income[1]	0.32	0.52	0.37	0.38	0.32	0.31
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	5.21	(3.45)	(1.22)	(0.12)	7.73	4.02
TOTAL FROM INVESTMENT OPERATIONS	5.53	(2.93)	(0.85)	0.26	8.05	4.33
Less Distributions:
Distributions from net investment income	(0.62)	(0.44)	(0.26)	(0.34)	(0.21)	(0.09)
Net Asset Value, End of Period	$33.84	$28.93	$32.30	$33.41	$33.49	$25.65
Total Return[2]	19.46%	(9.17)%	(2.54) %	0.77%	31.60%	20.34%
Ratios to Average Net Assets:
Net expenses	1.21%[3,4]	1.21%[4]	1.21%	1.22%	1.36%	1.49%
Net investment income	2.07%[3]	1.61%	1.10%	1.14%	1.12%	1.33%
Expense waiver/reimbursement[5]	0.23%[3]	0.20%	0.19%	0.21%	0.14%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$394,342	$482,621	$785,538	$638,630	$465,895	$235,540
Portfolio turnover	4%	34%[6]	2%	4%	5%	16%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 1.21% for the six months ended May 31, 2017 and 1.21% for the year ended November 30, 2016, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
6	The portfolio turnover rate was higher from the prior year as a result of significant fund outflows, and fundamental imbalances in the equity markets from a “bottom up” basis which arose from extreme market volatility that was caused by macroeconomic and political events.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2017	Year Ended November 30,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$26.94	$30.11	$31.18	$31.30	$24.01	$20.11
Income From Investment Operations:
Net investment income[1]	0.23	0.25	0.12	0.11	0.11	0.13
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	4.84	(3.20)	(1.15)	(0.09)	7.22	3.77
TOTAL FROM INVESTMENT OPERATIONS	5.07	(2.95)	(1.03)	0.02	7.33	3.90
Less Distributions:
Distributions from net investment income	(0.41)	(0.22)	(0.04)	(0.14)	(0.04)	—
Net Asset Value, End of Period	$31.60	$26.94	$30.11	$31.18	$31.30	$24.01
Total Return[2]	19.04%	(9.85)%	(3.30)%	0.05%	30.58%	19.39%
Ratios to Average Net Assets:
Net expenses	1.96%[3,4]	1.96%[4]	1.96%	1.97%	2.12%	2.24%
Net investment income	1.60%[3]	0.88%	0.39%	0.36%	0.39%	0.58%
Expense waiver/reimbursement[5]	0.26%[3]	0.26%	0.23%	0.24%	0.16%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$21,128	$19,745	$27,748	$25,457	$23,141	$15,557
Portfolio turnover	4%	34%[6]	2%	4%	5%	16%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 1.96% for the six months ended May 31, 2017 and 1.96% for the year ended November 30, 2016, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
6	The portfolio turnover rate was higher from the prior year as a result of significant fund outflows, and fundamental imbalances in the equity markets from a “bottom up” basis which arose from extreme market volatility that was caused by macroeconomic and political events.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2017	Year Ended November 30,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$26.82	$30.02	$31.12	$31.28	$23.97	$20.07
Income From Investment Operations:
Net investment income[1]	0.22	0.26	0.07	0.11	0.09	0.14
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	4.83	(3.20)	(1.09)	(0.09)	7.23	3.76
TOTAL FROM INVESTMENT OPERATIONS	5.05	(2.94)	(1.02)	0.02	7.32	3.90
Less Distributions:
Distributions from net investment income	(0.37)	(0.26)	(0.08)	(0.18)	(0.01)	—
Net Asset Value, End of Period	$31.50	$26.82	$30.02	$31.12	$31.28	$23.97
Total Return[2]	19.05%	(9.85)%	(3.29)%	0.06%	30.57%	19.43%
Ratios to Average Net Assets:
Net expenses	1.96%[3,4]	1.96%[4]	1.96%	1.97%	2.12%	2.24%
Net investment income	1.54%[3]	0.90%	0.22%	0.34%	0.35%	0.62%
Expense waiver/reimbursement[5]	0.25%[3]	0.24%	0.24%	0.26%	0.17%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$97,102	$100,153	$147,373	$100,558	$55,168	$32,937
Portfolio turnover	4%	34%[6]	2%	4%	5%	16%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 1.96% for the six months ended May 31, 2017 and 1.96% for the year ended November 30, 2016, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
6	The portfolio turnover rate was higher from the prior year as a result of significant fund outflows, and fundamental imbalances in the equity markets from a “bottom up” basis which arose from extreme market volatility that was caused by macroeconomic and political events.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2017	Year Ended November 30,			Period Ended 11/30/2013[1]
		2016	2015	2014
Net Asset Value, Beginning of Period	$28.75	$32.11	$33.32	$33.47	$27.08
Income From Investment Operations:
Net investment income[2]	0.34	0.41	0.33	(0.10)	(0.03)
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	5.13	(3.38)	(1.23)	0.31	6.42
TOTAL FROM INVESTMENT OPERATIONS	5.47	(2.97)	(0.90)	0.21	6.39
Less Distributions:
Distributions from net investment income	(0.59)	(0.39)	(0.31)	(0.36)	—
Net Asset Value, End of Period	$33.63	$28.75	$32.11	$33.32	$33.47
Total Return[3]	19.34%	(9.35)%	(2.72)%	0.64%	23.60%
Ratios to Average Net Assets:
Net expenses	1.40%[4,5]	1.40%[5]	1.39%	1.42%	1.44%[4]
Net investment income (loss)	2.18%[4]	1.45%	0.98%	(0.31)%	(0.22)%[4]
Expense waiver/reimbursement[6]	0.41%[4]	0.40%	0.40%	0.45%	0.46%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$55,645	$52,006	$54,555	$48,227	$317
Portfolio turnover	4%	34%[7]	2%	4%	5%[8]
1	Reflects operations for the period June 24, 2013 (date of initial investment) to November 30, 2013.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 1.40% for the six months ended May 31, 2017 and 1.40% for the year ended November 30, 2016, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above.
7	The portfolio turnover rate was higher from the prior year as a result of significant fund outflows, and fundamental imbalances in the equity markets from a “bottom up” basis which arose from extreme market volatility that was caused by macroeconomic and political events.
8	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the fiscal year ended November 30, 2013.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2017	Year Ended November 30,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$29.03	$32.41	$33.52	$33.57	$25.71	$21.47
Income From Investment Operations:
Net investment income[1]	0.43	0.66	0.41	0.43	0.40	0.35
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	5.15	(3.53)	(1.17)	(0.08)	7.73	4.04
TOTAL FROM INVESTMENT OPERATIONS	5.58	(2.87)	(0.76)	0.35	8.13	4.39
Less Distributions:
Distributions from net investment income	(0.72)	(0.51)	(0.35)	(0.40)	(0.27)	(0.15)
Net Asset Value, End of Period	$33.89	$29.03	$32.41	$33.52	$33.57	$25.71
Total Return[2]	19.61%	(8.95)%	(2.28)%	1.04%	31.89%	20.65%
Ratios to Average Net Assets:
Net expenses	0.95%[3,4]	0.96%[4]	0.96%	0.96%	1.12%	1.24%
Net investment income	2.75%[3]	1.98%	1.22%	1.30%	1.39%	1.52%
Expense waiver/reimbursement[5]	0.18%[3]	0.19%	0.17%	0.18%	0.12%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$938,515	$798,168	$1,379,228	$886,511	$370,569	$201,149
Portfolio turnover	4%	34%[6]	2%	4%	5%	16%
1	Per share numbers have been calculated using the average shares method..
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 0.95% for the six months ended May 31, 2017 and 0.96% for the year ended November 30, 2016, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
6	The portfolio turnover rate was higher from the prior year as a result of significant fund outflows, and fundamental imbalances in the equity markets from a “bottom up” basis which arose from extreme market volatility that was caused by macroeconomic and political events.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2017	Year Ended November 30,			Period Ended 11/30/2013[1]
		2016	2015	2014
Net Asset Value, Beginning of Period	$29.00	$32.37	$33.48	$33.51	$30.30
Income From Investment Operations:
Net investment income[2]	0.42	0.52	0.50	0.53	0.03
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	5.17	(3.37)	(1.25)	(0.16)	3.18
TOTAL FROM INVESTMENT OPERATIONS	5.59	(2.85)	(0.75)	0.37	3.21
Less Distributions:
Distributions from net investment income	(0.73)	(0.52)	(0.36)	(0.40)	—
Net Asset Value, End of Period	$33.86	$29.00	$32.37	$33.48	$33.51
Total Return[3]	19.69%	(8.90)%	(2.25)%	1.11%	10.59%
Ratios to Average Net Assets:
Net expenses	0.90%[4,5]	0.90%[5]	0.90%	0.91%	0.94%[4]
Net investment income	2.71%[4]	1.94%	1.49%	1.58%	0.28%[4]
Expense waiver/reimbursement[6]	0.15%[4]	0.14%	0.15%	0.17%	0.21%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$163,330	$147,243	$105,259	$55,808	$4,173
Portfolio turnover	4%	34%[7]	2%	4%	5%[8]
1	Reflects operations for the period August 5, 2013 (date of initial investment) to November 30, 2013.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 0.90% for the six months ended May 31, 2017 and 0.90% for the year ended November 30, 2016, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
7	The portfolio turnover rate was higher from the prior year as a result of significant fund outflows, and fundamental imbalances in the equity markets from a “bottom up” basis which arose from extreme market volatility that was caused by macroeconomic and political events.
8	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the fiscal year ended November 30, 2013.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Statement of Assets and Liabilities
May 31, 2017 (unaudited)
Assets:
Total investment in securities, at value including $65,983,909 of securities loaned and $238,479,456 of investment in affiliated holdings (Note 5) (identified cost $1,409,672,994)		$1,729,608,186
Restricted cash (Note 2)		4,252,657
Cash denominated in foreign currencies (identified cost $646,144)		650,159
Income receivable		10,703,676
Receivable for shares sold		7,822,329
Receivable for investments sold		6,905,177
Unrealized appreciation on foreign exchange contracts		3,155,741
TOTAL ASSETS		1,763,097,925
Liabilities:
Payable for collateral due to broker for securities lending	$69,582,102
Unrealized depreciation on foreign exchange contracts	15,005,160
Payable for investments purchased	4,318,500
Payable for shares redeemed	3,236,963
Payable for daily variation margin on futures contracts	157,833
Payable for other service fees (Notes 2 and 5)	110,565
Payable for distribution services fee (Note 5)	88,170
Payable for investment adviser fee (Note 5)	37,950
Payable for administrative fee (Note 5)	3,590
Accrued expenses (Note 5)	494,491
TOTAL LIABILITIES		93,035,324
Net assets for 49,574,617 shares outstanding		$1,670,062,601
Net Assets Consists of:
Paid-in capital		$1,596,940,334
Net unrealized appreciation of investments, futures contracts and translation of assets and liabilities in foreign currency		309,638,184
Accumulated net realized loss on investments, futures contracts and foreign currency transactions		(240,477,754)
Undistributed net investment income		3,961,837
TOTAL NET ASSETS		$1,670,062,601
Semi-Annual Shareholder Report
14

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($394,342,270 ÷ 11,653,471 shares outstanding) $0.001 par value, 200,000,000 shares authorized	$33.84
Offering price per share (100/94.50 of $33.84)	$35.81
Redemption proceeds per share	$33.84
Class B Shares:
Net asset value per share ($21,127,954 ÷ 668,656 shares outstanding) $0.001 par value, 50,000,000 shares authorized	$31.60
Offering price per share	$31.60
Redemption proceeds per share (94.50/100 of $31.60)	$29.86
Class C Shares:
Net asset value per share ($97,101,798 ÷ 3,082,989 shares outstanding) $0.001 par value, 50,000,000 shares authorized	$31.50
Offering price per share	$31.50
Redemption proceeds per share (99.00/100 of $31.50)	$31.19
Class R Shares:
Net asset value per share ($55,645,362 ÷ 1,654,716 shares outstanding) $0.001 par value, 100,000,000 shares authorized	$33.63
Offering price per share	$33.63
Redemption proceeds per share	$33.63
Institutional Shares:
Net asset value per share ($938,515,233 ÷ 27,690,464 shares outstanding) $0.001 par value, 100,000,000 shares authorized	$33.89
Offering price per share	$33.89
Redemption proceeds per share	$33.89
Class R6 Shares:
Net asset value per share ($163,329,984 ÷ 4,824,321 shares outstanding) $0.001 par value, 100,000,000 shares authorized	$33.86
Offering price per share	$33.86
Redemption proceeds per share	$33.86
See Notes which are an integral part of the Financial Statements
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15

Statement of Operations
Six Months Ended May 31, 2017 (unaudited)
Investment Income:
Dividends (including $583,439 received from affiliated holdings (Note 5) and net of foreign taxes withheld of $2,450,546)			$23,294,135
Interest (including income on securities loaned of $241,818)			5,069,562
TOTAL INCOME			28,363,697
Expenses:
Investment adviser fee (Note 5)		$7,158,379
Administrative fee (Note 5)		624,402
Custodian fees		174,908
Transfer agent fees (Note 2)		956,548
Directors'/Trustees' fees (Note 5)		8,196
Auditing fees		16,604
Legal fees		5,786
Distribution services fee (Note 5)		574,629
Other service fees (Notes 2 and 5)		667,425
Portfolio accounting fees		108,616
Share registration costs		55,181
Printing and postage		54,687
Taxes		9,393
Miscellaneous (Note 5)		34,522
TOTAL EXPENSES		10,449,276
Waivers, Reimbursements and Reduction:
Waiver/reimbursement of investment adviser fee (Note 5)	$(1,193,830)
Waiver/reimbursements of other operating expenses (Notes 2 and 5)	(440,858)
Fees paid indirectly from directed brokerage arrangements (Note 6)	(674)
TOTAL WAIVERS, REIMBURSEMENTS AND REDUCTION		(1,635,362)
Net expenses			8,813,914
Net investment income			19,549,783
Semi-Annual Shareholder Report
16

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions	$10,442,643
Net realized gain on futures contracts	14,876,279
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency transactions	247,916,290
Net change in unrealized appreciation of futures contracts	(8,071,292)
Net realized and unrealized gain on investments, futures contracts and foreign currency transactions	265,163,920
Change in net assets resulting from operations	$284,713,703
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
17

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 5/31/2017	Year Ended 11/30/2016
Increase (Decrease) in Net Assets
Operations:
Net investment income	$19,549,783	$37,116,501
Net realized gain (loss) on investments, futures contracts and foreign currency transactions	25,318,922	(243,313,619)
Net change in unrealized appreciation/depreciation of investments, futures contracts and translation of assets and liabilities in foreign currency	239,844,998	(32,881,609)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	284,713,703	(239,078,727)
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(9,997,728)	(10,615,976)
Class B Shares	(293,569)	(201,932)
Class C Shares	(1,315,583)	(1,311,606)
Class R Shares	(1,061,981)	(665,013)
Institutional Shares	(18,863,353)	(22,262,256)
Class R6 Shares	(3,518,584)	(2,251,212)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(35,050,798)	(37,307,995)
Share Transactions:
Proceeds from sale of shares	288,380,446	799,094,765
Net asset value of shares issued to shareholders in payment of distributions declared	29,493,294	29,089,469
Cost of shares redeemed	(497,410,100)	(1,451,561,409)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(179,536,360)	(623,377,175)
Change in net assets	70,126,545	(899,763,897)
Net Assets:
Beginning of period	1,599,936,056	2,499,699,953
End of period (including undistributed net investment income of $3,961,837 and $19,462,852, respectively)	1,670,062,601	1,599,936,056
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
18

Notes to Financial Statements
May 31, 2017 (unaudited)
1. Organization
Federated World Investment Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated International Leaders Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers six classes of shares: Class A Shares, Class B Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide long-term capital growth.
On March 30, 2017, the Fund's T Share class became effective with the Securities and Exchange Commission (SEC), but is not yet offered for sale.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Directors.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service,
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19

in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corp. (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
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■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares, Class R Shares,
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Institutional Shares and Class R6 Shares may bear distribution services fees, other service fees and transfer agent fees unique to those classes. The detail of the total fund expense waivers, reimbursements and reduction of $1,635,362 is disclosed in various locations in this Note 2, Note 5 and Note 6.
For the six months ended May 31, 2017, the Fund's former custodian reimbursed $16,112 of custody fees.
For the six months ended May 31, 2017, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$ 332,052	$(159,762)
Class B Shares	18,503	(10,453)
Class C Shares	87,444	(49,195)
Class R Shares	74,358	(919)
Institutional Shares	429,816	(136,047)
Class R6 Shares	14,375	—
TOTAL	$956,548	$(356,376)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time.
For the six months ended May 31, 2017, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$521,462
Class B Shares	25,383
Class C Shares	120,580
TOTAL	$667,425
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2017, the Fund did not have a liability for any uncertain tax positions. The Fund
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recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2017, tax years 2013 through 2016 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to seek to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account, either U.S. government securities or a specified amount of Restricted cash, which is shown in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at the period end are listed after the Fund's Portfolio of Investments.
The average notional value of long futures contracts held by the Fund throughout the period was $102,518,632. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.
The securities lending agreement permits the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. The cash collateral received by the Fund exceeds the
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market value of the securities loaned reducing the net settlement amount to zero. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund. As of May 31, 2017, securities subject to this type of arrangement and related collateral was as follows:
Market Value of Securities Loaned	Market Value of Collateral
$65,983,909	$69,582,102
Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts to manage country, currency and market risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amounts, are listed after the Fund's Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $4,196,356 and $2,973,822, respectively. This is based on the amounts held as of each month-end throughout the six-month fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
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Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Directors.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Equity contracts		—	Payable for daily variation margin on futures contracts	$(1,442,065)*
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	$3,155,741	Unrealized depreciation on foreign exchange contracts	$15,005,160
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$3,155,741		$13,563,095
*	Includes cumulative appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
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The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2017
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures Contracts	Foreign Exchange Contracts[1]	Total
Foreign exchange contracts	$—	$17,030,952	$17,030,952
Equity contracts	$14,876,279	$—	$14,876,279
TOTAL	$14,876,279	$17,030,952	$31,907,231

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Futures Contracts	Foreign Exchange Contracts[2]	Total
Foreign exchange contracts	$—	$(27,399,082)	$(27,399,082)
Equity contracts	$(8,071,292)	$—	$(8,071,292)
TOTAL	$(8,071,292)	$(27,399,082)	$(35,470,374)
1	The net realized gain (loss) on Foreign Exchange Contracts is found within the Net realized gain on investments and foreign currency transactions on the Statement of Operations.
2	The net change in unrealized appreciation/depreciation of Foreign Exchange Contracts is found within the Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency transactions on the Statement of Operations.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 5/31/2017		Year Ended 11/30/2016
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,235,446	$38,432,342	4,656,184	$134,601,420
Shares issued to shareholders in payment of distributions declared	312,101	9,147,691	316,090	9,798,790
Shares redeemed	(6,577,764)	(201,248,398)	(12,608,452)	(363,543,037)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(5,030,217)	$(153,668,365)	(7,636,178)	$(219,142,827)
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	Six Months Ended 5/31/2017		Year Ended 11/30/2016
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	15,122	$446,052	83,436	$2,265,746
Shares issued to shareholders in payment of distributions declared	8,892	244,101	5,719	166,255
Shares redeemed	(88,244)	(2,547,338)	(277,705)	(7,468,667)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(64,230)	$(1,857,185)	(188,550)	$(5,036,666)

	Six Months Ended 5/31/2017		Year Ended 11/30/2016
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	214,454	$6,282,351	774,052	$21,251,201
Shares issued to shareholders in payment of distributions declared	43,034	1,177,409	40,870	1,182,761
Shares redeemed	(908,522)	(26,077,222)	(1,989,385)	(53,337,025)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(651,034)	$(18,617,462)	(1,174,463)	$(30,903,063)

	Six Months Ended 5/31/2017		Year Ended 11/30/2016
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	201,462	$6,229,622	625,877	$17,938,984
Shares issued to shareholders in payment of distributions declared	32,012	933,162	19,721	608,595
Shares redeemed	(387,965)	(12,193,030)	(535,534)	(15,300,764)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	(154,491)	$(5,030,246)	110,064	$3,246,815

	Six Months Ended 5/31/2017		Year Ended 11/30/2016
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	7,148,423	$221,193,100	17,914,397	$520,896,931
Shares issued to shareholders in payment of distributions declared	516,376	15,140,142	511,434	15,869,787
Shares redeemed	(7,470,050)	(229,568,514)	(33,489,579)	(963,760,964)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	194,749	$6,764,728	(15,063,748)	$(426,994,246)
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	Six Months Ended 5/31/2017		Year Ended 11/30/2016
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	492,633	$15,796,979	3,446,157	$102,140,483
Shares issued to shareholders in payment of distributions declared	97,363	2,850,789	47,218	1,463,281
Shares redeemed	(842,220)	(25,775,598)	(1,668,136)	(48,150,952)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	(252,224)	$(7,127,830)	1,825,239	$55,452,812
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(5,957,447)	$(179,536,360)	22,127,636	$623,377,175
4. FEDERAL TAX INFORMATION
At May 31, 2017, the cost of investments for federal tax purposes was $1,409,672,994. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: (a) the translation of foreign currencies to U.S. dollars of assets and liabilities other than investments in securities; (b) outstanding foreign currency commitments; and (c) futures contracts, was $319,935,192. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $360,584,552 and net unrealized depreciation from investments for those securities having an excess of cost over value of $40,649,360.
At November 30, 2016, the Fund had a capital loss carryforward of $253,453,670 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
No expiration	$86,211,898	$156,296,637	$242,508,535
2017	$10,945,135	NA	$10,945,135
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.90% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2017, the Adviser voluntarily waived $1,135,336 of its fee.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2017, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%
Class R Shares	0.50%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2017, distribution services fees for the Fund were as follows:
	Distribution Service Fees Incurred	Distribution Services Fees Waived
Class B Shares	$ 76,150	$—
Class C Shares	361,738	—
Class R Shares	136,741	(68,370)
TOTAL	$574,629	$(68,370)
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For the six months ended May 31, 2017, FSC retained $32,720 of fees paid by the Fund. For the six months ended May 31, 2017, the Fund's Class A Shares did not incur a distribution services fee; however it may begin to incur this fee upon approval of the Directors. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2017, FSC retained $13,800 in sales charges from the sale of Class A Shares. FSC also retained $762, $25,085 and $5,258 of CDSC relating to redemptions of Class A Shares, Class B Shares and Class C Shares, respectively.
Other Service Fees
For the six months ended May 31, 2017, FSSC received $27,586 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, tax reclaim recovery fees, proxy-related expenses and extraordinary expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and reimbursements) will not exceed 1.21%, 1.96%, 1.96%, 1.40%, 0.95% and 0.90% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2018; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
General
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities, and Statement of Operations, respectively.
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Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended May 31, 2017, the Adviser reimbursed $58,494. Transactions with the affiliated holdings during the six months ended May 31, 2017 were as follows:
	Federated Government Obligations Fund, Premier Shares	Federated Institutional Prime Value Obligations Fund, Institutional Shares	Total
Balance of Shares Held 11/30/2016	88,300,541	82,514,385	170,814,926
Purchases/Additions	$—	$240,251,845	$240,251,845
Sales/Reductions	$(18,718,439)	$(153,919,530)	$(172,637,969)
Balance of Shares Held 5/31/2017	69,582,102	168,846,700	238,428,802
Value	$69,582,102	$168,897,354	$238,479,456
Dividend Income	$ 96,701	$ 486,738	$583,439
6. EXPENSE REDUCTION
The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended May 31, 2017 the Fund's expenses were reduced by $674 under these arrangements.
7. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2017, were as follows:
Purchases	$53,192,651
Sales	$330,573,711
8. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of May 31, 2017, the Fund had no outstanding loans. During the six months ended May 31, 2017, the Fund did not utilize the LOC.
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9. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund's management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.
10. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2017, there were no outstanding loans. During the six months ended May 31, 2017, the program was not utilized.
11. Regulatory Updates
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (“loads”) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2016 to May 31, 2017.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 12/1/2016	Ending Account Value 05/31/2017	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000.00	$1,194.60	$6.62
Class B Shares	$1,000.00	$1,190.40	$10.70
Class C Shares	$1,000.00	$1,190.50	$10.70
Class R Shares	$1,000.00	$1,193.40	$7.66
Institutional Shares	$1,000.00	$1,196.10	$5.20
Class R6 Shares	$1,000.00	$1,196.90	$4.93
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000.00	$1,018.90	$6.09
Class B Shares	$1,000.00	$1,015.16	$9.85
Class C Shares	$1,000.00	$1,015.16	$9.85
Class R Shares	$1,000.00	$1,017.95	$7.04
Institutional Shares	$1,000.00	$1,020.19	$4.78
Class R6 Shares	$1,000.00	$1,020.44	$4.53
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.21%
Class B Shares	1.96%
Class C Shares	1.96%
Class R Shares	1.40%
Institutional Shares	0.95%
Class R6 Shares	0.90%
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Evaluation and Approval of Advisory Contract–May 2017
Federated International Leaders Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent directors, the Fund's Board of Directors (the “Board”) reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term at its May 2017 meetings. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in its decision. Using these judicial decisions as a guide, the Board has indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the Fund and of comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds); and (6) the extent of care, conscientiousness and independence with which the Fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the Board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. Consistent with the judicial decisions and SEC disclosure requirements, the
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Board also considered management fees charged to institutional and other clients of Federated Global Investment Management Corp. (the “Adviser”) and its advisory affiliates for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds. The Board was assisted in its deliberations by independent legal counsel. In addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the May meetings at which the Board's formal approval of the investment advisory contract occurred. At the May meetings in addition to meeting in separate sessions of the independent directors without management present, senior management of the Adviser also met with the independent directors and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the directors. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. The Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and
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audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk
Semi-Annual Shareholder Report
37

associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
The Senior Officer noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, and full deliberations, the Board concluded that the expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of, and the compliance-related resources provided to, the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
Semi-Annual Shareholder Report
38

For the periods covered by the Senior Officer's Evaluation, the Fund's performance for the five-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year and three-year periods. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
Semi-Annual Shareholder Report
39

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels. It should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
While the Senior Officer noted certain items for follow-up reporting to the Board and further consideration by management, he stated that his observations and information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
Semi-Annual Shareholder Report
40

The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report
41

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report
42

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
43

Federated International Leaders Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31428U847
CUSIP 31428U839
CUSIP 31428U821
CUSIP 31428U599
CUSIP 31428U623
CUSIP 31428U581
G02455-04 (7/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
May 31, 2017
Share Class	Ticker
A	ISCAX
B	ISCBX
C	ISCCX
Institutional	ISCIX

Federated International Small-Mid Company Fund
Fund Established 1996

A Portfolio of Federated World Investment Series, Inc.

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from December 1, 2016 through May 31, 2017. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At May 31, 2017, the Fund's portfolio composition1 was as follows:
Country	Percentage of Total Net Assets
Japan	20.8%
United Kingdom	12.0%
France	9.2%
Germany	8.5%
Canada	5.1%
Italy	3.8%
Switzerland	3.8%
Spain	3.3%
Mexico	3.1%
Ireland	2.5%
Netherlands	2.5%
Sweden	2.2%
Thailand	2.1%
Brazil	1.9%
United States	1.9%
Hong Kong	1.9%
Australia	1.7%
Denmark	1.7%
South Korea	1.7%
Russia	1.0%
Austria	1.0%
Luxembourg	1.0%
Belgium	0.9%
Israel	0.7%
Cayman Islands	0.7%
India	0.5%
Cash Equivalents[2]	5.3%
Derivative Contracts[3]	(0.1)%
Other Assets and Liabilities—Net[4]	(0.7)%
TOTAL	100.0%
Semi-Annual Shareholder Report
1

At May 31, 2017, the Fund's sector classification composition5 was as follows:
Sector Classification	Percentage of Total Net Assets
Industrials	20.0%
Financials	13.1%
Consumer Discretionary	17.0%
Information Technology	11.4%
Health Care	9.4%
Consumer Staples	6.7%
Materials	6.6%
Real Estate	4.1%
Telecommunication Services	3.1%
Energy	2.8%
Utilities	0.9%
Commodity	0.4%
Cash Equivalents[2]	5.3%
Derivative Contracts[3]	(0.1)%
Other Assets and Liabilities—Net[4]	(0.7)%
TOTAL	100.0%
1	Country allocations are based primarily on the country in which a company is incorporated. However, the Fund's Adviser may allocate a company to a country based on other factors such as location of the company's principal office, the location of the principal trading market for the company's securities or the country where a majority of the company's revenues are derived.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative Contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
4	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
5	Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual securities assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
Semi-Annual Shareholder Report
2

Portfolio of Investments
May 31, 2017 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—95.1%
		Australia—1.7%
129,151		Link Administration Holdings Ltd.	$743,030
57,000		Orica Ltd.	832,010
564,184		Viva Energy REIT Ltd.	1,010,296
		TOTAL	2,585,336
		Austria—1.0%
42,573		Erste Group Bank AG	1,545,401
		Belgium—0.9%
129,081	[1]	X-Fab Silicon Foundries SE	1,319,535
		Brazil—1.9%
140,261	[1]	Centro de Imagem Diagnosticos SA (Alliar)	768,500
105,000		Localiza Rent A Car SA	1,410,838
34,000		Raia Drogasil SA	756,501
		TOTAL	2,935,839
		Canada—4.7%
34,400		Canadian Western Bank	618,046
310,689		Eldorado Gold Corp.	940,680
201,183	[1]	Mitel Networks Corp.	1,425,267
53,700		North West Co., Inc./The	1,283,219
91,000		Pason Systems, Inc.	1,313,617
200,000	[1]	Precision Drilling Corp.	725,469
126,000		Whitecap Resources, Inc.	854,395
		TOTAL	7,160,693
		Cayman Islands—0.7%
714,000		Nexteer Automotive Group Ltd.	1,091,112
		Denmark—1.7%
24,000		Chr.Hansen Holding	1,681,244
44,085	[1,2,3]	NETS A/S	883,717
		TOTAL	2,564,961
		France—9.2%
48,552		Accor SA	2,307,086
22,274	[1]	Advanced Accelerator Applications SA, ADR	841,512
17,871	[1]	Criteo SA, ADR	936,977
63,000		Edenred	1,662,630
5,400		Iliad SA	1,401,707
Semi-Annual Shareholder Report
3

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		France—continued
16,700		Ipsen SA	$2,106,145
18,647		Publicis Groupe	1,428,587
45,000		STMicroelectronics NV	743,066
13,680		Teleperformance	1,790,663
69,500		Television Francaise 1 SA TF1	893,150
		TOTAL	14,111,523
		Germany—8.5%
14,500		Deutsche Boerse AG	1,506,928
80,898	[2,3]	Deutsche Pfandbriefbank AG	1,031,630
32,500		Deutsche Wohnen AG	1,274,742
192,899		Deutz AG	1,562,747
13,963		GEA Group AG	574,263
15,464		HeidelbergerCement AG	1,440,656
108,837		Kloeckner & Co. AG	1,152,048
15,745		Osram Licht AG	1,206,909
24,233		Rheinmetall AG	2,325,057
9,000	[1]	Siltronic AG	807,315
		TOTAL	12,882,295
		Hong Kong—1.9%
42,000		Melco Resorts & Entertainment, ADR	948,360
407,500		Techtronic Industries Co.	1,928,366
		TOTAL	2,876,726
		India—0.5%
130,000		Jyothy Laboratories Ltd.	737,591
		Ireland—2.5%
76,247	[1]	Grafton Group PLC	764,607
17,200		Kerry Group PLC, Class A	1,507,568
56,965		Smurfit Kappa Group PLC	1,606,745
		TOTAL	3,878,920
		Israel—0.7%
14,454		NICE Ltd., ADR	1,126,111
		Italy—3.8%
157,429	[2,3]	Anima Holding SPA	1,002,413
7,000		DiaSorin SPA	542,331
267,029	[2,3]	Enav SPA	1,125,681
151,881	[2,3]	Infrastrutture Wireless Italiane SPA	900,810
Semi-Annual Shareholder Report
4

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Italy—continued
81,015	[1]	Yoox Net-A-Porter Group	$2,265,224
		TOTAL	5,836,459
		Japan—20.8%
35,600		Aisin Seiki Co.	1,756,510
25,500		Alps Electric Co.	717,646
70,600		Chugai Pharmaceutical Co. Ltd.	2,696,464
68,900		Daifuku Co.	2,101,725
9,300		Disco Corp.	1,605,705
46,000		Don Quijote Holdings Co. Ltd.	1,800,168
61,000		Doutor Nichires Holdings Co. Ltd.	1,307,533
30,100		Horiba Ltd.	1,845,077
1,620		Japan Hotel REIT Investment Corp.	1,174,734
63,400		JSR Corp.	1,064,830
41,300		Kakaku.com, Inc.	588,454
42,200		Kanamoto Co. Ltd.	1,159,601
19,600		Kusuri No Aoki Holdings Co. Ltd.	952,444
57,300		Kyowa Hakko Kirin Co., Ltd.	980,909
18,600		Matsumotokiyoshi Holdings Co. Ltd.	1,088,873
11,300		Nidec Corp.	1,120,841
12,000		Nitori Holdings Co., Ltd.	1,754,712
38,500		Sompo Japan Nipponkoa Holdings, Inc.	1,488,701
55,600		Square Enix Holdings Co. Ltd.	1,763,366
62,000		Taiyo Nippon Sanso Corp.	630,004
54,800		Temp Holdings Co., Ltd.	1,082,795
50,800		THK Co. Ltd.	1,421,092
7,400		Tsuruha Holdings, Inc.	821,042
30,000		United Arrows Ltd.	906,411
		TOTAL	31,829,637
		Luxembourg—1.0%
86,199		SAF-Holland SA	1,504,555
		Mexico—3.1%
105,000		Gruma SA, Class B	1,366,250
9,800		Grupo Aeroportuario del Sureste SAB de CV, Class B, ADR	1,934,324
291,316		Infraestructura Energetica Nova, SAB de C.V	1,357,996
		TOTAL	4,658,570
		Netherlands—2.5%
55,534	[2,3]	ABN AMRO Group NV, GDR	1,430,560
Semi-Annual Shareholder Report
5

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Netherlands—continued
50,869	[2,3]	Intertrust NV	$1,057,037
36,238		NN Group NV	1,303,306
		TOTAL	3,790,903
		Russia—1.0%
360,000		Moscow Exchange MICEX-RTS PJSC	642,318
26,000	[1,2,3]	X5 Retail Group NV, GDR	941,883
		TOTAL	1,584,201
		South Korea—1.7%
18,300		Korea Aerospace Industry	1,039,471
6,400		Mando Corp.	1,474,774
		TOTAL	2,514,245
		Spain—3.3%
114,234	[2,3]	Cellnex Telecom SAU	2,393,635
44,000		Cia de Distribucion Integral Logista Holdings	1,188,027
119,000		Merlin Properties SOCIMI SA	1,509,464
		TOTAL	5,091,126
		Sweden—2.2%
90,000	[1]	Boozt AB	802,518
156,861	[2,3]	Hoist Finance AB	1,594,055
125,000		Net Entertainment NE AB	1,021,960
		TOTAL	3,418,533
		Switzerland—3.8%
8,300	[1]	Dufry AG	1,367,393
16,607	[1,2,3]	Galenica Sante Ltd.	777,582
25,882		Julius Baer Group Ltd.	1,340,734
4,600		Lonza Group AG	953,091
6,900		Tecan AG	1,304,306
		TOTAL	5,743,106
		Thailand—2.1%
650,000		Central Pattana PCL, GDR	1,259,516
1,500,000		CH. Karnchang Public Co. Ltd., GDR	1,200,025
735,000		Minor International PCL, GDR	809,693
		TOTAL	3,269,234
		United Kingdom—12.0%
63,500	[1]	Anglo American PLC	862,561
97,997		Ashtead Group PLC	1,980,480
19,600	[1]	ASOS PLC	1,626,362
Semi-Annual Shareholder Report
6

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		United Kingdom—continued
58,059		Babcock International Group PLC	$698,431
280,000		Booker Group PLC	719,852
21,082		Croda International PLC	1,077,794
20,205	[1]	Dialog Semiconductor PLC	965,567
57,745		London Stock Exchange Group PLC	2,550,247
161,450		PageGroup PLC	979,664
15,010		Rightmove PLC	838,817
29,900		Shire PLC	1,722,334
140,763		St. James's Place Capital PLC	2,129,691
532,567	[1]	Vectura Group PLC	807,815
148,282		Wood Group (John) PLC	1,371,267
		TOTAL	18,330,882
		United States—1.9%
19,000	[1]	Arch Capital Group Ltd.	1,847,750
18,355	[1]	Livanova PLC	1,043,298
		TOTAL	2,891,048
		TOTAL COMMON STOCKS (IDENTIFIED COST $112,088,592)	145,278,542
		EXCHANGE-TRADED FUND—0.4%
		Canada—0.4%
58,054	[1]	Sprott Physical Gold Trust (IDENTIFIED COST $641,787)	600,278
		INVESTMENT COMPANY—5.3%
8,031,740	[4]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.00%[5] (IDENTIFIED COST $8,033,516)	8,034,150
		TOTAL INVESTMENTS—100.8% (IDENTIFIED COST $120,763,895)[6]	153,912,970
		OTHER ASSETS AND LIABILITIES - NET—(0.8)%[7]	(1,225,012)
		TOTAL NET ASSETS—100%	$152,687,958
Semi-Annual Shareholder Report
7

At May 31, 2017, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
6/1/2017	BNY Mellon	1,345,231 CHF	$1,384,090	$4,822
Contracts Sold:
6/1/2017	BNY Mellon	676,083 EUR	$758,443	$(1,039)
6/2/2017	BNY Mellon	18,016 GBP	$23,139	$(74)
6/2/2017	BNY Mellon	2,350,080 RUB	$41,269	$(164)
6/2/2017	BNY Mellon	239,063 SEK	$27,419	$(87)
6/5/2017	BNY Mellon	8,696 GBP	$11,167	$(40)
6/5/2017	BNY Mellon	430,623 JPY	$3,884	$(5)
8/15/2017	Credit Agricole	5,465,000 EUR	$5,998,247	$(166,357)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(162,944)
Net Unrealized Depreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
1	Non-income-producing security.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2017, these restricted securities amounted to $13,139,003, which represented 8.6% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At May 31, 2017, these liquid restricted securities amounted to $13,139,003, which represented 8.6% of total net assets.
4	Affiliated holding.
5	7-day net yield.
6	Also represents cost for federal tax purposes.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2017.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
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8

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of May 31, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
International	$21,499,110	$123,779,432	$—	$145,278,542
Exchange-Traded Fund	600,278	—	—	600,278
Investment Company	8,034,150	—	—	8,034,150
TOTAL SECURITIES	$30,133,538	$123,779,432	$—	$153,912,970
Other Financial Instruments:[1]
Assets	$4,822	$—	$—	$4,822
Liabilities	(1,290)	(166,476)	—	(167,766)
TOTAL OTHER FINANCIAL INSTRUMENTS	$3,532	$(166,476)	$—	$(162,944)
1	Other financial instruments include foreign exchange contracts.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
CHF	—Swiss Franc
EUR	—Euro
GBP	—British Pound
GDR	—Global Depositary Receipt
JPY	—Japanese Yen
PJSC	—Public Joint Stock Company
REIT	—Real Estate Investment Trust
RUB	—Russian Ruble
SEK	—Swedish Krona
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2017	Year Ended November 30,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$31.51	$39.32	$40.52	$48.45	$38.37	$33.44
Income From Investment Operations:
Net investment income (loss)[1]	0.12	0.05	(0.21)	(0.10)	(0.03)	0.02
Net realized and unrealized gain (loss) on investments and foreign currency transactions	5.68	(3.59)	3.06	(1.83)	10.11	5.19
TOTAL FROM INVESTMENT OPERATIONS	5.80	(3.54)	2.85	(1.93)	10.08	5.21
Less Distributions:
Distributions from net investment income	—	(0.16)	—	(0.02)	—	(0.28)
Distributions from net realized gain on investments and foreign currency transactions	(0.29)	(4.11)	(4.05)	(5.98)	—	—
TOTAL DISTRIBUTIONS	(0.29)	(4.27)	(4.05)	(6.00)	—	(0.28)
Redemption Fees	0.00[2]	0.00[2]	0.00[2]	—	—	—
Net Asset Value, End of Period	$37.02	$31.51	$39.32	$40.52	$48.45	$38.37
Total Return[3]	18.58%	(10.16)%	7.98%	(4.79)%	26.27%	15.78%
Ratios to Average Net Assets:
Net expenses	1.84%[4]	1.76%	1.85%	1.85%	1.85%	1.80%
Net investment income (loss)	0.70%[4]	0.16%	(0.53)%	(0.25)%	(0.08)%	0.04%
Expense waiver/reimbursement[5]	0.18%[4]	0.22%	0.10%	0.09%	0.14%	0.20%
Supplemental Data:
Net assets, end of period (000 omitted)	$98,847	$90,508	$127,260	$130,327	$156,639	$147,268
Portfolio turnover	17%	39%	59%	49%	48%	46%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2017	Year Ended November 30,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$25.22	$32.39	$34.34	$42.26	$33.73	$29.37
Income From Investment Operations:
Net investment income (loss)[1]	(0.02)	(0.18)	(0.42)	(0.39)	(0.33)	(0.24)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	4.53	(2.88)	2.52	(1.53)	8.86	4.60
TOTAL FROM INVESTMENT OPERATIONS	4.51	(3.06)	2.10	(1.92)	8.53	4.36
Less Distributions:
Distributions from net investment income	—	—	—	(0.02)	—	—
Distributions from net realized gain on investments and foreign currency transactions	(0.29)	(4.11)	(4.05)	(5.98)	—	—
TOTAL DISTRIBUTIONS	(0.29)	(4.11)	(4.05)	(6.00)	—	—
Redemption Fees	0.00[2]	0.00[2]	0.00[2]	—	—	—
Net Asset Value, End of Period	$29.44	$25.22	$32.39	$34.34	$42.26	$33.73
Total Return[3]	18.09%	(10.88)%	7.14%	(5.57)%	25.29%	14.85%
Ratios to Average Net Assets:
Net expenses	2.64%[4]	2.57%	2.65%	2.65%	2.65%	2.60%
Net investment income (loss)	(0.17)%[4]	(0.67)%	(1.30)%	(1.04)%	(0.89)%	(0.76)%
Expense waiver/reimbursement[5]	0.13%[4]	0.17%	0.05%	0.04%	0.09%	0.16%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,585	$1,955	$3,413	$4,363	$7,398	$7,725
Portfolio turnover	17%	39%	59%	49%	48%	46%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for the periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2017	Year Ended November 30,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$25.19	$32.36	$34.31	$42.22	$33.70	$29.35
Income From Investment Operations:
Net investment income (loss)[1]	(0.02)	(0.17)	(0.43)	(0.38)	(0.33)	(0.24)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	4.53	(2.89)	2.53	(1.53)	8.85	4.59
TOTAL FROM INVESTMENT OPERATIONS	4.51	(3.06)	2.10	(1.91)	8.52	4.35
Less Distributions:
Distributions from net investment income	—	—	—	(0.02)	—	—
Distributions from net realized gain on investments and foreign currency transactions	(0.29)	(4.11)	(4.05)	(5.98)	—	—
TOTAL DISTRIBUTIONS	(0.29)	(4.11)	(4.05)	(6.00)	—	—
Redemption Fees	0.00[2]	0.00[2]	0.00[2]	—	—	—
Net Asset Value, End of Period	$29.41	$25.19	$32.36	$34.31	$42.22	$33.70
Total Return[3]	18.11%	(10.89)%	7.15%	(5.55)%	25.28%	14.82%
Ratios to Average Net Assets:
Net expenses	2.64%[4]	2.56%	2.65%	2.65%	2.65%	2.60%
Net investment income (loss)	(0.13)%[4]	(0.64)%	(1.33)%	(1.05)%	(0.88)%	(0.74)%
Expense waiver/reimbursement[5]	0.13%[4]	0.17%	0.05%	0.04%	0.09%	0.16%
Supplemental Data:
Net assets, end of period (000 omitted)	$15,497	$17,028	$22,681	$23,453	$27,858	$25,100
Portfolio turnover	17%	39%	59%	49%	48%	46%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for the periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2017	Year Ended November 30,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$32.06	$39.95	$41.01	$48.88	$38.63	$33.70
Income From Investment Operations:
Net investment income (loss)[1]	0.16	0.12	(0.13)	(0.02)	0.05	0.10
Net realized and unrealized gain (loss) on investments and foreign currency transactions	5.78	(3.66)	3.12	(1.85)	10.20	5.20
TOTAL FROM INVESTMENT OPERATIONS	5.94	(3.34)	2.99	(1.87)	10.25	5.30
Less Distributions:
Distributions from net investment income	—	(0.24)	—	(0.02)	—	(0.37)
Distributions from net realized gain on investments and foreign currency transactions	(0.29)	(4.11)	(4.05)	(5.98)	—	—
TOTAL DISTRIBUTIONS	(0.29)	(4.35)	(4.05)	(6.00)	—	(0.37)
Redemption Fees	0.00[2]	0.00[2]	0.00[2]	—	—	—
Net Asset Value, End of Period	$37.71	$32.06	$39.95	$41.01	$48.88	$38.63
Total Return[3]	18.69%	(10.00)%	8.25%	(4.61)%	26.53%	15.97%
Ratios to Average Net Assets:
Net expenses	1.64%[4]	1.56%	1.65%	1.66%	1.65%	1.60%
Net investment income (loss)	0.92%[4]	0.34%	(0.33)%	(0.04)%	0.13%	0.25%
Expense waiver/reimbursement[5]	0.13%[4]	0.17%	0.05%	0.04%	0.09%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$36,759	$31,981	$38,830	$32,174	$28,847	$21,175
Portfolio turnover	17%	39%	59%	49%	48%	46%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on the net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for the periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Statement of Assets and Liabilities
May 31, 2017 (unaudited)
Assets:
Total investment in securities, at value including $8,034,150 of investment in an affiliated holding (Note 5) (identified cost $120,763,895)		$153,912,970
Cash denominated in foreign currencies (identified cost $145,899)		146,167
Receivable for investments sold		2,970,702
Income receivable		571,002
Receivable for shares sold		61,293
Unrealized appreciation on foreign exchange contracts		4,822
TOTAL ASSETS		157,666,956
Liabilities:
Payable for investments purchased	$4,242,147
Payable for shares redeemed	350,647
Unrealized depreciation on foreign exchange contracts	167,766
Payable for capital gains taxes withheld	51,665
Payable for distribution services fee (Note 5)	28,156
Payable for investment adviser fee (Note 5)	4,837
Payable for other service fees (Notes 2 and 5)	2,637
Payable for administrative fee (Note 5)	327
Payable for Directors'/Trustees' fees (Note 5)	275
Accrued expenses (Note 5)	130,541
TOTAL LIABILITIES		4,978,998
Net assets for 4,225,318 shares outstanding		$152,687,958
Net Assets Consists of:
Paid-in capital		$116,475,650
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		32,980,760
Accumulated net realized gain on investments and foreign currency transactions		3,391,283
Distributions in excess of net investment income		(159,735)
TOTAL NET ASSETS		$152,687,958
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Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($98,847,405 ÷ 2,669,896 shares outstanding) $0.001 par value, 500,000,000 shares authorized	$37.02
Offering price per share (100/94.50 of $37.02)	$39.17
Redemption proceeds per share (98.00/100 of $37.02)	$36.28
Class B Shares:
Net asset value per share ($1,585,405 ÷ 53,845 shares outstanding) $0.001 par value, 100,000,000 shares authorized	$29.44
Offering price per share	$29.44
Redemption proceeds per share (92.50/100 of $29.44)	$27.23
Class C Shares:
Net asset value per share ($15,496,509 ÷ 526,906 shares outstanding) $0.001 par value, 100,000,000 shares authorized	$29.41
Offering price per share	$29.41
Redemption proceeds per share (97.00/100 of $29.41)	$28.53
Institutional Shares:
Net asset value per share ($36,758,639 ÷ 974,671 shares outstanding) $0.001 par value, 200,000,000 shares authorized	$37.71
Offering price per share	$37.71
Redemption proceeds per share (98.00/100 of $37.71)	$36.96
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Statement of Operations
Six Months Ended May 31, 2017 (unaudited)
Investment Income:
Dividends (including $20,689 received from an affiliated holding (Note 5) and net of foreign taxes withheld of $166,932)			$1,830,740
Expenses:
Investment adviser fee (Note 5)		$899,569
Administrative fee (Note 5)		56,497
Custodian fees		35,036
Transfer agent fees		130,105
Directors'/Trustees' fees (Note 5)		1,798
Auditing fees		16,604
Legal fees		5,889
Distribution services fee (Note 5)		184,111
Other service fees (Notes 2 and 5)		23,088
Portfolio accounting fees		68,128
Share registration costs		30,529
Printing and postage		18,083
Miscellaneous (Note 5)		14,365
TOTAL EXPENSES		1,483,802
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(87,796)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(28,618)
TOTAL WAIVERS AND REIMBURSEMENT		(116,414)
Net expenses			1,367,388
Net investment income			463,352
Realized and Unrealized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			3,391,283
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency transactions			20,864,544
Net realized and unrealized gain on investments and foreign currency transactions			24,255,827
Change in net assets resulting from operations			$24,719,179
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
16

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 5/31/2017	Year Ended 11/30/2016
Increase (Decrease) in Net Assets
Operations:
Net investment income	$463,352	$146,815
Net realized gain on investments, futures contracts and foreign currency transactions	3,391,283	2,216,550
Net change in unrealized appreciation/depreciation of investments, futures contracts and translation of assets and liabilities in foreign currency	20,864,544	(20,660,358)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	24,719,179	(18,296,993)
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	—	(500,206)
Class B Shares	—	—
Class C Shares	—	—
Institutional Shares	—	(237,208)
Distributions from net realized gain on investments
Class A Shares	(820,119)	(13,155,301)
Class B Shares	(21,707)	(399,375)
Class C Shares	(190,987)	(2,844,113)
Institutional Shares	(287,702)	(4,102,385)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,320,515)	(21,238,588)
Share Transactions:
Proceeds from sale of shares	7,560,767	19,790,000
Net asset value of shares issued to shareholders in payment of distributions declared	1,187,953	19,216,463
Cost of shares redeemed	(20,932,455)	(50,183,847)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(12,183,735)	(11,177,384)
Redemption fees	1,599	742
Change in net assets	11,216,528	(50,712,223)
Net Assets:
Beginning of period	141,471,430	192,183,653
End of period (including distributions in excess of net investment income of $(159,735) and $(623,087), respectively)	$152,687,958	$141,471,430
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
17

Notes to Financial Statements
May 31, 2017 (unaudited)
1. ORGANIZATION
Federated World Investment Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated International Small-Mid Company Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Class B Shares were closed to new accounts/investors on June 1, 2015, and to new purchases/exchanges by existing shareholders on August 1, 2015. The investment objective of the Fund is to provide long-term growth of capital.
On March 30, 2017, the Fund's T Shares class became effective with the Securities and Exchange Commission (SEC) but is not offered for sale.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
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If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corp. (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
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The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities principally traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
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The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares and Class C Shares may bear distribution services fees and other service fees unique to those classes. The detail of the total fund expense waivers and reimbursements of $116,414 is disclosed in various locations in this Note 2 and Note 5.
For the six months ended May 31, 2017, the Fund's former custodian reimbursed $5,650 of custody fees.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended May 31, 2017, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class B Shares	$2,193
Class C Shares	20,895
TOTAL	$23,088
For the six months ended May 31, 2017, the Fund's Class A Shares did not incur other service fees.
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Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2017, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2017, tax years 2013 through 2016 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the State of Maryland and the Commonwealth of Pennsylvania.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Funds will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Directors.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage country risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account, either U.S. government securities or a specified amount of cash which is shown as Restricted cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of
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the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearing house, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.
At May 31, 2017, the Fund had no outstanding futures contracts.
Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts to manage currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provides for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amounts, are listed after the Fund's Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $151,877 and $149,206, respectively. This is based on the contracts held as of each month-end throughout the six month fiscal period year.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
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Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	$4,822	Unrealized depreciation on foreign exchange contracts	$167,766
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2017
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Foreign Exchange Contracts[1]
Foreign exchange contracts	$72,160

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Foreign Exchange Contracts[2]
Foreign exchange contracts	$(494,349)
1	The net realized gain (loss) on Foreign Exchange Contracts is found within the net realized gain on investments and foreign currency transactions on the Statement of Operations.
2	The net change in unrealized appreciation/depreciation of Foreign Exchange Contracts is found within the Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency on the Statement of Operations.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
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3. Capital Stock
The following tables summarize capital stock activity:
	Six Months Ended 5/31/2017		Year Ended 11/30/2016
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	123,328	$4,332,766	188,620	$6,305,394
Shares issued to shareholders in payment of distributions declared	22,936	719,960	344,309	12,126,559
Shares redeemed	(348,996)	(11,697,551)	(896,452)	(29,718,270)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(202,732)	$(6,644,825)	(363,523)	$(11,286,317)

	Six Months Ended 5/31/2017		Year Ended 11/30/2016
Class B Shares:	Shares	Amount	Shares	Amount
Shares issued to shareholders in payment of distributions declared	860	$21,547	14,005	397,749
Shares redeemed	(24,565)	(662,742)	(41,818)	(1,141,179)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(23,705)	$(641,195)	(27,813)	$(743,430)

	Six Months Ended 5/31/2017		Year Ended 11/30/2016
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	39,967	$1,068,632	102,898	$2,757,538
Shares issued to shareholders in payment of distributions declared	6,848	171,337	89,776	2,546,048
Shares redeemed	(195,961)	(5,372,932)	(217,499)	(5,765,792)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(149,146)	$(4,132,963)	(24,825)	$(462,206)

	Six Months Ended 5/31/2017		Year Ended 11/30/2016
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	62,227	$2,159,369	317,620	$10,727,068
Shares issued to shareholders in payment of distributions declared	8,613	275,109	115,910	4,146,107
Shares redeemed	(93,755)	(3,199,230)	(408,015)	(13,558,606)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(22,915)	$(764,752)	25,515	$1,314,569
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(398,498)	$(12,183,735)	(390,646)	$(11,177,384)
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Redemption Fees
The Fund imposes a 2.00% redemption fee to shareholders of the Fund's Class A Shares, Class B Shares, Class C Shares and Institutional Shares who redeem shares held for 30 days or less. Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, will not be subject to the redemption fee. All redemption fees are recorded by the Fund as additions to paid-in capital. For the six months ended May 31, 2017, the redemption fees for Class A Shares, Class B Shares, Class C Shares and Institutional Shares amounted to $1,003, $26, $229 and $341, respectively. For the year ended November 30, 2016, redemption fees for Class A Shares, Class B Shares, Class C Shares and Institutional Shares amounted to $472, $13, $107 and $150, respectively.
4. FEDERAL TAX INFORMATION
At May 31, 2017, the cost of investments for federal tax purposes was $120,763,895. The net unrealized appreciation of investments for federal tax purposes, excluding any unrealized appreciation/depreciation resulting from: (a) the translation of foreign currencies to U.S. dollars of assets and liabilities other than investments in securities; and (b) outstanding foreign currency commitments was $33,149,075. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $36,265,814 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,116,739.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.25% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2017, the Adviser voluntarily waived $85,271 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2017, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
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Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2017, distribution services fees for the Fund were as follows:
	Distribution Service Fees Incurred	Distribution Service Fees Waived
Class A Shares	$114,844	$(22,968)
Class B Shares	6,581	—
Class C Shares	62,686	—
TOTAL	$184,111	$(22,968)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2017, FSC did not retain any fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2017, FSC retained $1,317 in sales charges from the sale of Class A Shares. FSC also retained $1,686 and $157 of CDSC relating to redemptions of Class B Shares and Class C Shares, respectively.
Other Service Fees
For the six months ended May 31, 2017, FSSC received $2,438 of the other service fees disclosed in Note 2.
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Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, tax reclaim recovery expenses, extraordinary expenses, line of credit expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.84%, 2.64%, 2.64% and 1.64% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2018; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
General
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended May 31, 2017, the Adviser reimbursed $2,525. Transactions with the affiliated holding during the six months ended May 31, 2017, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 11/30/2016	7,573,944
Purchases/Additions	21,878,659
Sales/Reductions	(21,420,863)
Balance of Shares Held 5/31/2017	$8,031,740
Value	$8,034,150
Dividend Income	$20,689
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6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2017, were as follows:
Purchases	$23,521,008
Sales	$35,946,366
7. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. Foreign political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund's management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.
8. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of May 31, 2017, the Fund had no outstanding loans. During the six months ended May 31, 2017, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2017, there were no outstanding loans. During the six months ended May 31, 2017, the program was not utilized.
10. REGULATORY UPDATES
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (“loads”) on purchase or redemption payments and redemption/exchange fees; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2016 to May 31, 2017.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments, or redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 12/1/2016	Ending Account Value 5/31/2017	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,185.80	$10.03
Class B Shares	$1,000	$1,180.90	$14.35
Class C Shares	$1,000	$1,181.10	$14.36
Institutional Shares	$1,000	$1,186.90	$8.94
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,015.76	$9.25
Class B Shares	$1,000	$1,011.77	$13.24
Class C Shares	$1,000	$1,011.77	$13.24
Institutional Shares	$1,000	$1,016.75	$8.25
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.84%
Class B Shares	2.64%
Class C Shares	2.64%
Institutional Shares	1.64%
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Evaluation and Approval of Advisory Contract–May 2017
Federated International Small-Mid Company Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent directors, the Fund's Board of Directors (the “Board”) reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term at its May 2017 meetings. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in its decision. Using these judicial decisions as a guide, the Board has indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the Fund and of comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds); and (6) the extent of care, conscientiousness and independence with which the Fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the Board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. Consistent with the judicial decisions and SEC disclosure requirements, the
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Board also considered management fees charged to institutional and other clients of Federated Global Investment Management Corp. (the “Adviser”) and its advisory affiliates for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds. The Board was assisted in its deliberations by independent legal counsel. In addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the May meetings at which the Board's formal approval of the investment advisory contract occurred. At the May meetings in addition to meeting in separate sessions of the independent directors without management present, senior management of the Adviser also met with the independent directors and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the directors. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. The Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and
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audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk
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associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
The Senior Officer noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, and full deliberations, the Board concluded that the expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of, and the compliance-related resources provided to, the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the Senior Officer's Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
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Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be
Semi-Annual Shareholder Report
36

enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels. It should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
While the Senior Officer noted certain items for follow-up reporting to the Board and further consideration by management, he stated that his observations and information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated International Small-Mid Company Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31428U748
CUSIP 31428U730
CUSIP 31428U722
CUSIP 31428U631
G01743-02 (7/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated World Investment Series, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date July 25, 2017

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 25, 2017